Schedule of Investments
May 31, 2026
Victory Portfolios IV
Victory High Income Municipal Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (0.5%)
Health Care (0.5%):
Springshire Retirement LLC , 6/30/26 (a) (b) (c) .................................. $ 9,000 $ 2,970
Total Corporate Bonds (Cost $8,809)
a
a
a
2,970
Municipal Bonds (98.1%)
Alabama (0.5%):
Baldwin County IDA Revenue AMT , Series A , 4 .30% , 3/1/56 , (Put Date 3/1/33) (d) (e) ...... 1,000 983
Black Belt Energy Gas District Revenue
Series A , 5 .25% , 5/1/56 , (Put Date 5/1/32) (e) ............................... 1,000 1,019
Series B , 5 .00% , 10/1/35 , Continuously Callable @100 ........................ 1,000 1,019
3,021
Arizona (2.4%):
Arizona IDA Revenue , Series A , 4 .00% , 7/15/56 , Continuously Callable @100 (d) ......... 1,040 750
Sierra Vista IDA Revenue , Series A , 6 .25% , 6/15/56 , Continuously Callable @100 (d) ...... 2,500 2,412
Tempe IDA Revenue
Series A , 6 .13% , 10/1/47 , Continuously Callable @100 (d) ...................... 1,110 933
Series A , 6 .13% , 10/1/52 , Continuously Callable @100 (d) ...................... 1,000 804
The IDA of the City of Phoenix Arizona Revenue , 5 .40% , 10/1/36 , Continuously Callable
@101 ........................................................... 12,360 10,068
14,967
Arkansas (1.3%):
Arkansas Development Finance Authority Revenue , Series A , 6 .75% , 7/1/61 , Continuously
Callable @103 (d) ................................................... 2,000 2,001
Arkansas Development Finance Authority Revenue AMT , Series A , 6 .88% , 7/1/48 ,
Continuously Callable @105 (d) ........................................ 5,000 5,342
Fayetteville Public Facilities Board Revenue , 5 .50% , 12/1/54 , Continuously Callable @103 .. 1,100 1,140
8,483
California (10.4%):
California Infrastructure & Economic Development Bank Revenue AMT , Series B , 12 .00% ,
1/1/65 , (Put Date 11/2/26) (d) (e) ......................................... 5,265 2,933
California Municipal Finance Authority Revenue
6 .20% , 6/15/54 , Continuously Callable @102 (d) ............................ 1,600 1,680
Series A , 5 .00% , 11/1/46 , Continuously Callable @100 (d) ...................... 2,000 1,959
Series A , 5 .25% , 9/1/55 , Continuously Callable @100 ......................... 570 581
Series A , 5 .50% , 1/1/60 , Continuously Callable @103 (d) ...................... 2,310 2,320
Series B , 5 .25% , 12/1/36 , Continuously Callable @100 (d) ...................... 6,115 5,523
Series B , 5 .50% , 12/1/39 , Continuously Callable @100 (d) ...................... 4,530 4,022
California School Finance Authority Revenue
Series A , 5 .13% , 6/1/59 , Continuously Callable @100 (d) ...................... 1,500 1,327
Series A , 5 .38% , 5/1/63 , Continuously Callable @100 (d) ...................... 1,000 950
Series A , 5 .13% , 6/1/64 , Continuously Callable @100 (d) ...................... 850 742
Golden State Tobacco Securitization Corp. Revenue
Series A-1 , 4 .21% , 6/1/50 , Continuously Callable @100 ....................... 21,000 15,112
Series B-2 , 6/1/66 , Continuously Callable @28 (f) ............................ 145,000 14,557
Inland Empire Tobacco Securitization Corp. Revenue , Series C-1 , 6/1/36 , Continuously
Callable @52 (f) .................................................... 20,000 10,396
Tobacco Securitization Authority of Southern California Revenue , 6/1/46 , Continuously
Callable @29 (f) .................................................... 10,000 2,871
64,973
Colorado (6.8%):
Aerotropolis Regional Transportation Authority Revenue
4 .38% , 12/1/52 , Continuously Callable @103 ............................... 5,000 4,176
5 .75% , 12/1/54 , Continuously Callable @103 (d) ............................ 6,500 6,539
Colorado Educational & Cultural Facilities Authority Revenue
5 .80% , 4/1/54 , Continuously Callable @102 (d) ............................. 2,500 2,444
5 .75% , 4/1/59 , Continuously Callable @102 (d) ............................. 1,000 934
Series A-1 , 6 .88% , 2/1/59 , Continuously Callable @100 (d) ..................... 5,000 5,266
Dominion Water & Sanitation District Revenue , 5 .88% , 12/1/52 , Continuously Callable @103 4,949 5,069
Green Valley Ranch East Metropolitan District No. 6, GO , Series A , 5 .88% , 12/1/50 ,
Continuously Callable @103 ........................................... 5,100 5,160
Larkridge Metropolitan District No. 2, GO , 5 .25% , 12/1/48 , Continuously Callable @101 ... 4,000 3,961

Victory Portfolios IV
Victory High Income Municipal Fund

(Unaudited)
Schedule of Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Mineral Business Improvement District, GO , Series A , 5 .75% , 12/1/54 , Continuously Callable
@103 (d) ......................................................... $ 1,000 $ 994
Olde Towne Metropolitan District, GO , 6 .00% , 12/1/53 , Continuously Callable @103 (d) .... 2,000 1,924
Parterre Metropolitan District No. 5, GO , Series A , 6 .13% , 12/1/55 , Continuously Callable
@103 ........................................................... 2,000 2,058
Pinery Commercial Metropolitan District No. 2 Revenue , 5 .75% , 12/1/54 , Continuously
Callable @103 ..................................................... 1,465 1,456
Riverpark Metropolitan District/Arapahoe County, GO
6 .00% , 12/1/42 , Continuously Callable @103 ............................... 750 766
6 .38% , 12/1/54 , Continuously Callable @103 ............................... 1,400 1,428
Willow Bend Metropolitan District, GO , Series B , 7 .63% , 12/15/49 , Continuously Callable
@102 ........................................................... 755 758
42,933
Connecticut (0.6%):
Stamford Housing Authority Revenue
Series A , 6 .38% , 10/1/45 , Continuously Callable @102 ........................ 1,000 1,049
Series A , 6 .50% , 10/1/55 , Continuously Callable @102 ........................ 1,500 1,520
Series A , 6 .25% , 10/1/60 , Continuously Callable @102 ........................ 1,100 1,112
3,681
Delaware (1.7%):
Delaware State Economic Development Authority Revenue
4 .00% , 6/1/52 , Continuously Callable @100 ............................... 2,250 1,662
4 .00% , 6/1/57 , Continuously Callable @100 ............................... 1,380 949
Series A , 6 .00% , 7/1/65 , Continuously Callable @103 (d) ...................... 5,000 5,035
Town of Milton Special Tax
5 .70% , 9/1/44 , Continuously Callable @100 (d) ............................. 1,000 1,014
5 .95% , 9/1/53 , Continuously Callable @100 (d) ............................. 1,750 1,765
10,425
District of Columbia (0.9%):
District of Columbia Tobacco Settlement Financing Corp. Revenue , Series A , 6/15/46 ,
Continuously Callable @29 (f) .......................................... 25,000 5,797
Florida (4.9%):
Capital Projects Finance Authority Revenue
6 .50% , 6/15/54 , Continuously Callable @100 (d) ............................ 275 282
6 .63% , 6/15/59 , Continuously Callable @100 (d) ............................ 445 455
Capital Trust Agency, Inc. Revenue , Series A , 5 .25% , 12/1/58 , Continuously Callable @100 (d) 6,000 5,718
Capital Trust Authority Revenue
Series A , 6 .25% , 12/15/43 , Continuously Callable @100 (d) ..................... 2,140 1,945
Series A , 5 .00% , 6/1/54 , Continuously Callable @100 (d) ...................... 3,300 3,005
Series A , 5 .25% , 7/1/55 , Continuously Callable @100 (d) ...................... 500 481
Series A , 5 .25% , 12/1/55 , Continuously Callable @100 ........................ 665 668
Series A , 5 .38% , 7/1/65 , Continuously Callable @100 (d) ...................... 1,850 1,788
County of Lake Revenue , 5 .00% , 1/15/49 , Continuously Callable @100 (d) .............. 1,525 1,322
County of Palm Beach Revenue , Series A , 5 .75% , 10/1/65 , Continuously Callable @100 (d) .. 2,000 2,055
Florida Development Finance Corp. Revenue
5 .00% , 6/1/31 , Continuously Callable @103 (d) ............................. 300 310
5 .00% , 6/1/35 , Continuously Callable @103 (d) ............................. 225 232
5 .00% , 6/1/51 , Continuously Callable @103 (d) ............................. 9,000 8,388
Florida Development Finance Corp. Revenue AMT , 0.00% , 7/15/32 , (Put Date
7/15/28) (b) (d) (e) ................................................... 3,000 906
Florida Local Government Finance Commission Revenue , Series A , 6 .88% , 11/15/64 ,
Continuously Callable @103 (d) ........................................ 3,000 3,070
30,625
Georgia (0.5%):
The Development Authority of Cobb County Revenue
6 .25% , 6/1/55 , Continuously Callable @102 (d) ............................. 1,000 1,023
6 .25% , 6/1/64 , Continuously Callable @102 (d) ............................. 2,000 2,024
3,047
Guam (0.2%):
Guam Economic Development & Commerce Authority Revenue , 5 .63% , 6/1/47 , Continuously
Callable @100 ..................................................... 1,100 1,073

Victory Portfolios IV
Victory High Income Municipal Fund

(Unaudited)
Schedule of Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Idaho (0.2%):
Idaho Health Facilities Authority Revenue , 3 .00% , 3/1/51 , Continuously Callable @100 .... $ 1,370 $ 977
Illinois (2.0%):
Southwestern Illinois Development Authority Revenue
5 .00% , 6/1/53 , Continuously Callable @100 ............................... 11,785 10,514
8 .00% , 6/1/53 , Continuously Callable @100 ............................... 1,225 1,098
Village of Matteson Tax Allocation , 6 .50% , 12/1/35 , Continuously Callable @100 ........ 1,220 1,231
12,843
Indiana (8.4%):
City of Anderson Revenue , 5 .38% , 1/1/40 , Continuously Callable @102 (d) ............. 8,090 6,797
City of Hammond Revenue , 7 .50% , 2/1/29 , Continuously Callable @100 (d) ............. 24,990 24,878
City of Lafayette Revenue , 5 .80% , 1/1/37 , Continuously Callable @101 ................ 3,000 3,001
Indiana Finance Authority Revenue , 5 .38% , 7/1/47 , Continuously Callable @100 ......... 2,500 2,156
Indiana Housing & Community Development Authority Revenue
5 .50% , 1/1/37 , Continuously Callable @100 ............................... 8,075 8,075
Series A , 5 .00% , 1/1/39 , Continuously Callable @103 (d) ...................... 8,615 8,097
53,004
Kansas (2.2%):
Kansas Development Finance Authority Revenue
Series A , 5 .25% , 11/15/33 , Continuously Callable @102 ....................... 400 378
Series A , 5 .50% , 11/15/38 , Continuously Callable @102 ....................... 2,500 2,231
Series A , 5 .25% , 11/15/53 , Continuously Callable @102 ....................... 15,405 11,294
13,903
Louisiana (0.5%):
Louisiana Public Facilities Authority Revenue , 6 .00% , 6/15/59 , Continuously Callable
@102 (d) ......................................................... 3,000 3,015
Massachusetts (0.9%):
Massachusetts Development Finance Agency Revenue
Series A , 5 .50% , 12/1/44 , Continuously Callable @103 (d) ...................... 3,260 3,067
Series A , 5 .88% , 12/1/60 , Continuously Callable @103 (d) ...................... 2,830 2,570
5,637
Michigan (4.3%):
City of Detroit Certificates of Participation , Series B , 0.00% ( US0003M + 34 bps ) , 6/15/34 ,
Callable 9/15/26 @ 100 (b) (g) .......................................... 8,150 8,068
Flint International Academy Revenue , 5 .75% , 10/1/37 , Continuously Callable @100 ....... 3,000 3,001
Michigan Finance Authority Revenue , 5 .75% , 4/1/40 , Continuously Callable @102 ........ 5,720 5,916
Michigan Strategic Fund Revenue
Series B , 7 .75% , 3/1/40 , Continuously Callable @105 (h) ...................... 6,970 6,482
Series B , 7 .50% , 11/1/41 , Continuously Callable @105 (h) ...................... 4,000 3,751
27,218
Minnesota (2.2%):
City of Bethel Revenue
6 .00% , 7/1/57 , Continuously Callable @102 ............................... 1,310 1,194
Series A , 5 .00% , 7/1/48 , Continuously Callable @102 ......................... 4,210 3,474
Series A , 5 .00% , 7/1/53 , Continuously Callable @102 ......................... 1,000 767
City of Deephaven Revenue , Series A , 5 .50% , 7/1/50 , Continuously Callable @100 ....... 1,500 1,500
City of Rochester Revenue
Series A , 5 .13% , 9/1/38 , Continuously Callable @100 ......................... 2,930 2,467
Series A , 5 .25% , 9/1/43 , Continuously Callable @100 ......................... 3,145 2,495
Housing & Redevelopment Authority of The City of St. Paul Minnesota Revenue , Series A ,
5 .50% , 7/1/52 , Continuously Callable @100 (d) ............................. 2,000 1,979
13,876
Missouri (0.5%):
Health & Educational Facilities Authority of the State of Missouri Revenue , 6 .50% , 6/1/56 ,
Continuously Callable @100 (d) ........................................ 3,000 2,981
New Jersey (1.0%):
New Jersey Economic Development Authority Revenue , Series A , 5 .38% , 7/1/47 , Continuously
Callable @100 (d) ................................................... 2,500 2,347
New Jersey Economic Development Authority Revenue AMT , 6 .63% , 1/1/45 , Continuously
Callable @104 (d) ................................................... 4,000 4,213
6,560

Victory Portfolios IV
Victory High Income Municipal Fund

(Unaudited)
Schedule of Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
New Mexico (1.1%):
County of Otero Certificates of Participation , 9 .00% , 4/1/28 , Continuously Callable @100 ... $ 7,310 $ 6,967
New York (10.3%):
Buffalo & Erie County Industrial Land Development Corp. Revenue
0.00%, 10/1/28 (b) (d) ................................................ 213 3
0.00%, 10/1/38 , Continuously Callable @100 (b) (d) .......................... 2,357 32
Build NYC Resource Corp. Revenue
Series A , 7 .00% , 12/15/55 , Continuously Callable @100 (d) ..................... 3,000 3,029
Series A , 5 .50% , 6/1/56 , Continuously Callable @100 (d) ...................... 1,000 968
Series B-1 , 5 .65% , 12/15/32 , Continuously Callable @100 (d) ................... 2,000 1,963
City of Cortland, GO , Series A , 6 .00% , 5/14/27 , Continuously Callable @100 ............ 1,000 1,000
Nassau County Tobacco Settlement Corp. Revenue
Series A-3 , 5 .00% , 6/1/35 , Continuously Callable @100 ....................... 19,015 11,532
Series A-3 , 5 .13% , 6/1/46 , Continuously Callable @100 ....................... 6,245 3,711
New York City Housing Development Corp. Revenue , Series F , 5 .25% , 12/15/31 , Continuously
Callable @100 ..................................................... 3,625 3,729
New York Counties Tobacco Trust IV Revenue
Series A , 6 .25% , 6/1/41 , Continuously Callable @100 (d) ...................... 1,500 1,500
Series A , 5 .00% , 6/1/42 , Continuously Callable @100 ......................... 9,700 7,654
Series A , 5 .00% , 6/1/45 , Continuously Callable @100 ......................... 5,000 3,259
New York Counties Tobacco Trust V Revenue , Series S-4A , 6/1/60 , Continuously Callable
@9 (d) (f) ......................................................... 51,600 3,303
New York Counties Tobacco Trust VI Revenue
Series A-2B , 5 .00% , 6/1/45 , Continuously Callable @100 ...................... 7,440 6,448
Series A-2B , 5 .00% , 6/1/51 , Continuously Callable @100 ...................... 7,665 5,644
Suffolk Regional Off-Track Betting Corp. Revenue , 6 .00% , 12/1/53 , Continuously Callable
@100 ........................................................... 3,000 3,060
Westchester County Local Development Corp. Revenue , 4 .50% , 7/1/56 , Continuously Callable
@104 (d) ......................................................... 9,000 7,477
64,312
North Carolina (0.7%):
North Carolina Medical Care Commission Revenue , Series A , 5 .50% , 9/1/54 , Continuously
Callable @103 ..................................................... 4,180 4,199
Ohio (3.1%):
Buckeye Tobacco Settlement Financing Authority Revenue
Series B-2 , 5 .00% , 6/1/55 , Continuously Callable @100 ....................... 6,450 5,187
Series B-3 , 6/1/57 , Continuously Callable @22 (f) ............................ 206,000 14,101
19,288
Pennsylvania (6.2%):
Allentown Neighborhood Improvement Zone Development Authority Revenue , 6 .00% , 5/1/42 ,
Continuously Callable @100 (d) ........................................ 1,500 1,639
Delaware County IDA Revenue , Series A , 5 .13% , 6/1/46 , Continuously Callable @100 (d) ... 8,465 8,292
Latrobe IDA Revenue , 5 .50% , 3/1/56 , Continuously Callable @100 ................... 1,065 1,073
Montgomery County IDA Revenue , 5 .25% , 11/1/54 , Continuously Callable @100 ........ 1,850 1,813
Philadelphia Authority For Industrial Development Revenue
5 .13% , 12/15/44 , Continuously Callable @100 (d) ............................ 6,045 5,843
5 .25% , 6/1/48 , Continuously Callable @100 (d) ............................. 3,500 3,460
5 .38% , 6/1/53 , Continuously Callable @100 (d) ............................. 4,370 4,263
Series A , 5 .00% , 11/15/31 , Continuously Callable @100 (a) ..................... 725 623
Series A , 5 .63% , 7/1/48 , Continuously Callable @100 (d) ...................... 4,055 3,982
Series A , 5 .00% , 11/15/50 , Continuously Callable @100 (a) ..................... 8,295 5,531
Series A , 6 .25% , 6/1/55 , Continuously Callable @100 ......................... 845 877
Philadelphia IDA Revenue , 5 .50% , 6/15/43 , Continuously Callable @100 (d) ............ 1,750 1,774
39,170
Puerto Rico (7.9%):
Commonwealth of
Puerto
Rico
11/1/43 (f) ........................................................ 5,361 3,699
11/1/51 (f) ........................................................ 10,000 3,975
11/1/51 (f) ........................................................ 25,000 8,000
11/1/51 (f) ........................................................ 0 — (i)
Puerto Rico Industrial Development Co. Revenue , 7 .00% , 1/1/54 , Continuously Callable
@100 (h) ......................................................... 5,900 5,797

Victory Portfolios IV
Victory High Income Municipal Fund

(Unaudited)
Schedule of Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series A-1 , 7/1/46 , Continuously Callable @41 (f) ............................ $ 30,435 $ 11,190
Series A-1 , 7/1/51 , Continuously Callable @30 (f) ............................ 36,282 9,819
Series A-1 , 4 .75% , 7/1/53 , Continuously Callable @100 ....................... 1,000 974
Series A-1 , 5 .00% , 7/1/58 , Continuously Callable @100 ....................... 6,500 6,409
49,863
Rhode Island (0.1%):
Central Falls Detention Facility Corp. Revenue , 0.00% , 7/15/35 , Continuously Callable
@100 (a) (b) ....................................................... 2,065 725
South Carolina (0.4%):
South Carolina Jobs-Economic Development Authority Revenue , Series A , 5 .50% , 6/15/33 ,
Continuously Callable @100 ........................................... 2,500 2,447
Texas (8.6%):
Arlington Higher Education Finance Corp. Revenue
5 .45% , 3/1/49 , Continuously Callable @100 (a) (d) ........................... 16,195 13,819
Series A , 6 .63% , 3/1/29 , Continuously Callable @100 (a) ....................... 340 330
Series A , 7 .00% , 3/1/34 , Continuously Callable @100 (a) ....................... 375 364
Series A , 7 .13% , 3/1/44 , Continuously Callable @100 (a) ....................... 7,030 6,820
City of Houston Hotel Occupancy Tax & Special Revenue , Series C , 9/1/49 , Continuously
Callable @52 (f) .................................................... 750 234
Clifton Higher Education Finance Corp. Revenue
Series A , 5 .75% , 6/15/44 , Continuously Callable @100 (d) ...................... 575 548
Series A , 6 .00% , 6/15/54 , Continuously Callable @100 (d) ...................... 800 742
Greater Texas Cultural Education Facilities Finance Corp. Revenue
0.00%, 2/1/50 , Continuously Callable @104 (a) (b) (d) ......................... 16,755 9,198
Series B , 0.00% , 2/1/33 , Continuously Callable @100 (a) (b) (d) .................. 3,335 1,831
New Hope Cultural Education Facilities Finance Corp. Revenue , Series A-1 , 5 .50% , 1/1/57 ,
Continuously Callable @103 ........................................... 4,500 4,265
Port of Port Arthur Navigation District Revenue
Series A , 1 .50% , 4/1/40 , Continuously Callable @100 (j) ....................... 1,150 1,150
Series B , 1 .50% , 4/1/40 , Continuously Callable @100 (j) ....................... 5,900 5,900
Series C , 1 .50% , 4/1/40 , Continuously Callable @100 (j) ....................... 4,300 4,300
Tarrant County Cultural Education Facilities Finance Corp. Revenue , Series A , 5 .75% , 12/1/54 ,
Continuously Callable @103 ........................................... 5,875 4,385
53,886
Utah (1.2%):
Downtown Daybreak Public Infrastructure District No. 1 Tax Allocation , 5 .88% , 3/1/51 ,
Continuously Callable @103 (d) ........................................ 1,000 1,016
Grapevine Wash Local District, GO , Series A-1 , 6 .00% , 3/1/55 , Continuously Callable
@103 (d) ......................................................... 3,300 3,292
Mida Cormont Public Infrastructure District, GO , Series A-2 , 0.00% , 6/1/55 , Continuously
Callable @103 (d) (h) ................................................ 2,365 2,072
Point Phase 1 Public Infrastructure District No. 1 Revenue , Series A-1 , 6 .13% , 3/1/55 ,
Continuously Callable @103 ........................................... 1,000 1,036
7,416
Virgin Islands (0.4%):
Virgin Islands Public Finance Authority Revenue , Series A , 6 .00% , 4/1/53 , Continuously
Callable @100 (d) ................................................... 2,400 2,455
Virginia (1.5%):
Tobacco Settlement Financing Corp. Revenue
Series A-1 , 6 .71% , 6/1/46 , Continuously Callable @100 ....................... 8,865 6,571
Series D-2 , 6/1/47 , Continuously Callable @30 (f) ............................ 14,000 2,931
9,502
Washington (1.1%):
Washington State Housing Finance Commission Revenue
Series A , 5 .50% , 7/1/50 , Continuously Callable @100 (d) ...................... 2,000 2,004
Series A , 5 .75% , 7/1/60 , Continuously Callable @100 (d) ...................... 5,000 5,034
7,038
Wisconsin (3.1%):
Public Finance Authority Revenue
0.00%, 6/30/26 (a) (b) ................................................ 10,640 –
5 .00% , 6/1/29 , Continuously Callable @100 (d) ............................. 280 280

Victory Portfolios IV
Victory High Income Municipal Fund

(Unaudited)
Schedule of Investments — continued
May 31, 2026
Security Name
Acquisition Date
Cost
Value
Springshire Retirement LLC ...........................................
12/1/2021
8,809
$ 2,970
Total (0.5% of net assets)
$8,809
$2,970
Security Description
Principal Amount
(000)
a
Value
(000)
5 .00% , 6/1/39 , Continuously Callable @100 (d) ............................. $ 1,710 $ 1,576
Series 2021-A , 4 .00% , 6/1/41 , Continuously Callable @103 (d) .................. 2,000 1,764
Series A , 4 .25% , 8/1/26 (d) ............................................ 75 75
Series A , 5 .25% , 7/15/33 (d) ........................................... 230 238
Series A , 5 .00% , 8/1/36 , Continuously Callable @100 (d) ...................... 2,000 1,878
Series A , 5 .00% , 6/1/37 , Continuously Callable @103 (d) ...................... 500 512
Series A , 5 .38% , 6/1/37 , Continuously Callable @100 (d) ...................... 335 332
Series A , 6 .00% , 7/15/43 , Continuously Callable @100 (d) ...................... 230 238
Series A , 5 .13% , 8/1/46 , Continuously Callable @100 (d) ...................... 2,500 2,198
Series A , 5 .88% , 6/1/52 , Continuously Callable @100 (d) ...................... 900 893
Series A , 6 .25% , 7/15/53 , Continuously Callable @100 (d) ...................... 640 652
Series A , 7 .13% , 4/1/56 , Continuously Callable @102 (d) ...................... 3,000 2,929
Series A , 4 .00% , 6/1/61 , Continuously Callable @100 (d) ...................... 1,150 825
Series A , 6 .00% , 6/1/62 , Continuously Callable @100 (d) ...................... 1,565 1,568
Series A , 6 .50% , 7/15/63 , Continuously Callable @100 (d) ...................... 1,175 1,194
Series A , 6 .00% , 6/15/64 , Continuously Callable @102 (d) ...................... 1,000 999
Public Finance Authority Revenue AMT , 6 .00% , 7/1/60 , (Put Date 1/1/31) (d) (e) .......... 1,000 1,013
19,164
Total Municipal Bonds (Cost $681,135)
a
a
a
615,471
Total Investments (Cost $689,944) — 98.6% 618,441
Other assets in excess of liabilities —  1.4% 8,789
NET ASSETS - 100.00% $ 627,230
(a) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(b) Currently the issuer is in default with respect to interest and/or principal payments.
(c) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31, 2026
(amounts in thousands):
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was
$262,247 (thousands) and amounted to 41.8% of net assets.
(e) Put Bond.
(f) Zero-coupon bond.
(g) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(h) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(i) Rounds to less than $1 thousand.
(j) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
AMT
—
Alternative Minimum Tax
bps
—
Basis points
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
IDA
—
Industrial Development Authority
LLC
—
Limited Liability Company
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of May 31, 2026, based on the last reset date of the security.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (5.1%)
ABS Auto (1.9%):
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 9/12/31,
Callable 5/12/28 @ 100(a) ............................................ $ 100 $ 100
FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31, Callable 1/15/28 @ 100(a) .... 110 104
Merchants Fleet Funding LLC, Series 2025-1A, Class D, 5.76%, 1/20/39, Callable 4/20/29 @
100(a) ........................................................... 150 149
Prestige Auto Receivables Trust, Series 2021-1A, Class E, 3.47%, 3/15/29, Callable 8/15/26 @
100(a) ........................................................... 200 198
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, 5.15%, 2/27/34,
Callable 6/25/27 @ 100(a) ............................................ 160 160
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class B, 6.60%, 6/15/28, Callable 7/15/27 @ 100(a) ............... 180 181
Series 2024-1, Class C, 7.57%, 12/15/28, Callable 7/15/27 @ 100(a) .............. 210 215
1,107
ABS Home (0.7%):
JP Morgan Mortgage Trust, Series 2026-ACES1, Class B1, 6.50%, 4/25/66, Callable 2/25/31
@ 100(a)(b) ....................................................... 220 218
Vista Point Securitization Trust .............................................
Series 2024-CES3, Class A2, 5.99%, 1/25/55, Callable 12/25/27 @ 100(a)(b) ........ 100 101
Series 2026-CES2, Class M1, 6.28%, 5/25/56, Callable 4/25/29 @ 100(a)(b) ........ 100 99
418
ABS Other (2.5%):
ACHM Trust, Series 2025-HE3, Class A, 5.20%, 11/25/55, Callable 11/25/32 @ 100(a)(b) ... 110 109
Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.21% (SOFR30A+160bps), 12/25/55,
Callable 11/25/28 @ 100(a)(c) ......................................... 92 93
Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............. 32 32
BHG Securitization Trust .................................................
Series 2022-C, Class E, 9.73%, 10/17/35, Callable 10/17/28 @ 100(a) ............. 100 105
Series 2023-B, Class B, 7.45%, 12/17/36, Callable 7/17/29 @ 100(a) .............. 61 63
FIGRE Trust, Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/28 @ 100(a)(b) .... 105 104
RCKTL, Series 2025-2A, Class D, 5.25%, 11/25/34, Callable 9/25/28 @ 100(a) .......... 130 128
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.63% (TSFR1M+200bps), 3/17/42(a)(c)
(d) ............................................................. 100 100
Upstart Securitization Trust, Series 2025-2, Class D, 8.00%, 6/20/35, Callable 1/20/29 @
100(a) ........................................................... 750 774
1,508
Total Asset-Backed Securities (Cost $3,039)
a
a
a
3,033
Collateralized Loan Obligations (2.9%)
Cash Flow CLO (2.9%):
ACREC LLC, Series 2025-FL3, Class A, 4.94% (TSFR1M+131bps), 8/18/42, Callable 1/18/27
@ 100(a)(c) ....................................................... 200 200
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class B, 6.79%
(TSFR1M+319bps), 1/18/41, Callable 5/20/27 @ 100(a)(c) ..................... 160 161
AREIT Ltd. ...........................................................
Series 2025-CRE10, Class A, 5.01% (TSFR1M+139bps), 12/17/29, Callable 7/17/27 @
100(a)(c) ......................................................... 330 330
Series 2025-CRE11, Class A, 5.18% (TSFR1M+155bps), 8/15/41, Callable 7/18/28 @
100(a)(c)(d) ....................................................... 150 151
BDS LLC, Series 2025-FL14, Class A, 4.89% (TSFR1M+128bps), 10/21/42, Callable 9/21/27
@ 100(a)(c)(d) ..................................................... 100 100
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.00% (TSFR1M+139bps), 3/1/33, Callable
8/19/27 @ 100(a)(c)(d) ............................................... 120 120
LoanCore Issuer LLC ....................................................
Series 2025-CRE8, Class A, 5.01% (TSFR1M+139bps), 8/17/42, Callable 8/17/27 @
100(a)(c)(d) ....................................................... 100 100
Series 2025-CRE9, Class A, 5.08% (TSFR1M+145bps), 8/18/42, Callable 5/15/28 @
100(a)(c) ......................................................... 130 130

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
MF1 Ltd. .............................................................
Series 2021-FL7, Class A, 4.82% (TSFR1M+119bps), 10/16/36, Callable 6/16/26 @
100(a)(c) ......................................................... $ 38 $ 38
Series 2021-FL7, Class AS, 5.19% (TSFR1M+156bps), 10/16/36, Callable 6/16/26 @
100(a)(c) ......................................................... 101 101
Series 2024-FL15, Class A, 5.31% (TSFR1M+169bps), 8/18/41, Callable 7/18/26 @
100(a)(c) ......................................................... 168 169
PFP Ltd., Series 2026-13, Class AS, 5.26% (TSFR1M+165bps), 8/18/43, Callable 7/18/28 @
100(a)(c) ......................................................... 120 120
1,720
Total Collateralized Loan Obligations (Cost $1,715)
a
a
a
1,720
Collateralized Mortgage Obligations (12.1%)
Commercial MBS (2.0%):
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 3/10/33, Callable 3/10/27 @ 100(a) 110 101
BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.02% (TSFR1M+339bps),
1/15/42(a)(c)(d) .................................................... 390 386
PRM Trust, Series 2025-PRM6, Class E, 6.58%, 7/5/33(a)(b)(d) ..................... 100 100
SLG Office Trust, Series 2026-OMA, Class F, 7.92%, 4/15/41(a)(b)(d) ................. 100 101
SMRT, Series 2022-MINI, Class E, 6.33% (TSFR1M+270bps), 1/15/39(a)(c)(d) .......... 100 100
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 4/25/31 @ 100(a)(b) ............ 91 92
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 4/25/29 @ 100(a)(b) ............. 104 105
VRTX Trust, Series 2025-HQ, Class B, 5.49%, 8/5/42(a)(b)(d) ...................... 100 99
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class C, 5.41%, 3/10/41(a)(b)(d) 100 99
1,183
Private CMO Floating (4.9%):
Bellemeade Re Ltd. .....................................................
Series 2025-1, Class M1B, 6.11% (SOFR30A+250bps), 10/25/35, Callable 8/25/28 @
100(a)(c) ......................................................... 150 151
Series 2025-1, Class M1C, 6.86% (SOFR30A+325bps), 10/25/35, Callable 8/25/28 @
100(a)(c) ......................................................... 450 456
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2B2, 11.26% (SOFR30A+765bps), 1/25/42, Callable 1/25/27 @
100(a)(c) ......................................................... 200 208
Series 2022-R05, Class 2B2, 10.61% (SOFR30A+700bps), 4/25/42, Callable 4/25/27 @
100(a)(c) ......................................................... 200 210
Series 2022-R09, Class 2B1, 10.36% (SOFR30A+675bps), 9/25/42, Callable 9/25/27 @
100(a)(c) ......................................................... 230 245
Series 2024-R01, Class 1B2, 7.61% (SOFR30A+400bps), 1/25/44, Callable 1/25/29 @
100(a)(c) ......................................................... 180 190
Federal Home Loan Mortgage Corporation MSCR Trust, Series 2021-MN1, Class B1, 11.36%
(SOFR30A+775bps), 1/25/51, Callable 1/25/29 @ 100(a)(c) .................... 50 55
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-DNA5, Class B2, 9.11% (SOFR30A+550bps), 1/25/34(a)(c) ........... 140 170
Series 2021-HQA1, Class B2, 8.61% (SOFR30A+500bps), 8/25/33(a)(c) ........... 175 206
Series 2021-HQA2, Class B2, 9.06% (SOFR30A+545bps), 12/25/33(a)(c) .......... 175 212
Series 2023-HQA2, Class M1B, 6.96% (SOFR30A+335bps), 6/25/43, Callable 6/25/28
@ 100(a)(c) ....................................................... 200 205
Series 2025-HQA1, Class M2, 5.26% (SOFR30A+165bps), 2/25/45, Callable 2/25/30 @
100(a)(c) ......................................................... 50 50
Federal Home Loan Mortgage Corporation STACR Trust ..........................
Series 2019-FTR1, Class B2, 12.08% (SOFR30A+846bps), 1/25/48, Callable 5/25/29 @
100(a)(c) ......................................................... 170 200
Series 2019-FTR3, Class B2, 8.56% (SOFR30A+491bps), 9/25/47, Callable 12/25/29 @
100(a)(c) ......................................................... 240 263
Home Re Ltd., Series 2026-1, Class M2, 6.81% (SOFR30A+320bps), 1/25/36, Callable
1/25/28 @ 100(a)(c) ................................................. 150 151
2,972

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Private CMO Other (5.2%):
A&D Mortgage Trust, Series 2024-NQM3, Class M1, 6.88%, 7/25/69, Callable 6/25/27 @
100(a)(b) ......................................................... $ 130 $ 131
BRAVO Residential Funding Trust ..........................................
Series 2024-NQM3, Class B2, 8.33%, 3/25/64, Callable 3/25/27 @ 100(a)(b) ........ 380 385
Series 2024-NQM5, Class B2, 8.07%, 6/25/64, Callable 7/25/27 @ 100(a)(b) ........ 180 182
COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.30%, 8/25/69, Callable 9/25/27 @
100(a)(b) ......................................................... 140 142
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2019-1, Class M, 4.75%, 7/25/58, Callable 1/25/45 @ 100(a)(b) ............. 207 207
Series 2019-2, Class M, 4.75%, 8/25/58, Callable 1/25/52 @ 100(a)(b) ............. 248 243
Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67, Callable 6/25/26
@ 100(a)(b) ....................................................... 110 110
LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29, Callable 12/25/26 @
100(a)(b)(d) ....................................................... 210 211
MFRA Trust, Series 2024-NQM3, Class B1, 7.61%, 12/25/69, Callable 12/25/27 @ 100(a)(b) 180 184
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.32%,
9/25/68, Callable 10/25/26 @ 100(a)(b) ................................... 240 240
PRKCM Trust, Series 2023-AFC4, Class M1, 7.91%, 11/25/58, Callable 10/25/26 @ 100(a)(b) 180 181
PRPM Trust, Series 2025-NQM1, Class B1, 7.78%, 11/25/69, Callable 2/25/28 @ 100(a)(b) . 120 121
Verus Securitization Trust .................................................
Series 2023-8, Class B1, 8.07%, 12/25/68, Callable 12/25/26 @ 100(a)(b) .......... 330 334
Series 2024-3, Class M1, 6.89%, 4/25/69, Callable 4/25/27 @ 100(a)(b) ............ 160 161
Series 2024-INV2, Class B2, 7.91%, 8/26/69, Callable 8/25/27 @ 100(a)(b) ......... 300 303
3,135
Total Collateralized Mortgage Obligations (Cost $7,222)
a
a
a
7,290
Shares
Preferred Stocks (0.8%)
Financials (0.8%):
Bank of America Corp., Series LL, 5.00%(e) ................................... 4,610 93
Capital One Financial Corp., Series L, 4.38%(e) ................................. 1,048 17
JPMorgan Chase & Co., Series MM, 4.20%(e) .................................. 5,554 96
KeyCorp, Series G, 5.63%(e) .............................................. 1,865 39
Morgan Stanley, Series O, 4.25%(e) .......................................... 7,701 132
State Street Corp., Series G, 5.35%(e) ........................................ 1,190 26
U.S. Bancorp, Series L, 3.75%(e) ........................................... 1,130 17
Wells Fargo & Co., Series DD, 4.25%(e) ...................................... 4,689 78
498
Total Preferred Stocks (Cost $518)
a
a
a
498
Convertible Preferred Stocks (0.2%)
Information Technology (0.2%):
Oracle Corp., Series D, 6.50%, 1/15/29 ....................................... 1,600 102
Total Convertible Preferred Stocks (Cost $80)
a
a
a
102
Principal Amount
(000)
Senior Secured Loans (1.5%)
Communication Services (0.5%):
Nexstar Media, Inc., Term B-7 Loan, 3/21/33(f) ................................. $ 142 142
Windstream Services LLC, 2025 Term Loan, First Lien, 7.65% (SOFR01M+400bps),
9/25/32(c) ........................................................ 166 167
309
Consumer Discretionary (0.6%):
River Rock Entertainment Authority, Term Loan, First Lien, 12.65% (SOFR01M+900bps),
11/24/31(c) ....................................................... 400 397

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Financials (0.4%):
1261229 BC Ltd., Initial Term Loan, First Lien, 9.90% (SOFR01M+625bps), 10/8/30(c) .... $ 233 $ 225
Total Senior Secured Loans (Cost $922)
a
a
a
931
Corporate Bonds (24.0%)
Communication Services (1.4%):
CSC Holdings LLC, 11.75%, 1/31/29, Callable 6/13/26 @ 105.88(a) .................. 200 126
Meta Platforms, Inc.
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 220 223
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 115 106
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 190 174
Uniti Group LP/ Uniti Group Finance, Inc./CSL Capital LLC
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 90 94
8.63%, 6/15/32, Callable 6/15/28 @ 104.31(a) .............................. 105 110
833
Consumer Discretionary (1.8%):
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 365 361
General Motors Financial Co., Inc., 5.90%, 1/7/35, Callable 10/7/34 @ 100 ............. 440 454
Mobility Global, Inc., 5.45%, 6/15/31, Callable 5/15/31 @ 100(a) .................... 55 56
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30, Callable 5/27/30 @ 100(a) 200 199
1,070
Consumer Staples (1.3%):
PepsiCo, Inc., 4.15%, 2/11/47, Callable 8/11/46 @ 100 ............................ 520 594
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 170 166
760
Energy (4.6%):
Cheniere Energy Partners LP, 5.35%, 11/30/36, Callable 5/30/36 @ 100(a) .............. 900 900
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ....... 235 234
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36, Callable 2/15/36 @ 100(a) ....... 40 40
Delek Logistics Partners LP/ Delek Logistics Finance Corp., 6.88%, 6/1/34, Callable 6/1/29 @
103.44(a) ......................................................... 224 227
Enerflex , Inc., 6.88%, 1/15/31, Callable 1/15/28 @ 103.44(a) ........................ 70 72
Energy Transfer LP, 7.13% (H15T5Y+531bps), Callable 5/15/30 @ 100(c)(e) ............ 172 178
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 60 62
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 4/15/30, Callable 7/3/26 @ 102(a) ................................. 90 89
6.25%, 4/15/32, Callable 5/15/27 @ 103.13(a) .............................. 179 176
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 45 46
Ngpl Pipeco LLC, 5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ....................... 120 120
Summit Midstream Holdings LLC, 8.63%, 10/31/29, Callable 7/31/26 @ 104.31(a) ........ 220 229
Venture Global Plaquemines LNG LLC
6.13%, 12/15/30, Callable 9/15/30 @ 100(a) ............................... 100 103
6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ................................ 75 78
6.75%, 1/15/36, Callable 7/15/35 @ 100(a) ................................ 140 149
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29, Callable 10/15/26 @ 103.75(a) ..... 72 74
2,777
Financials (7.9%):
AEGON Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 .................... 240 240
Ally Financial, Inc., 6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(c) ......... 160 163
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 260 267
Citigroup, Inc.
6.63% (H15T5Y+300bps), Callable 2/15/31 @ 100(c)(e) ...................... 355 361
6.88% (H15T5Y+289bps), Callable 8/15/30 @ 100(c)(e) ...................... 105 107
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 233 243
European Bank for Reconstruction & Development, 2/2/32, MTN(g)(h) ................ 3,565 367
Ford Motor Credit Co. LLC
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 429 395
5.87%, 10/31/35, Callable 7/31/35 @ 100 ................................. 400 394

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. $ 120 $ 124
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 25 25
Goldman Sachs Bank USA, 4.66% (SOFR+72bps), 6/3/29, Callable 6/3/28 @ 100(c) ...... 325 326
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 95 96
Hyundai Capital America, 4.50%, 9/18/30, Callable 8/18/30 @ 100(a) ................. 70 69
ION Platform Finance US, Inc./ION Platform Finance SARL, 9.00%, 8/1/29, Callable 8/1/26
@ 104.5(a) ....................................................... 305 281
Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33, Callable 5/1/28 @ 103.38(a) ......... 154 158
Jefferies Financial Group, Inc.
6.20%, 4/14/34, Callable 1/14/34 @ 100 .................................. 275 284
5.50%, 2/15/36, Callable 11/15/35 @ 100 .................................. 60 59
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(c) ............ 110 109
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(c) ..... 25 25
OneMain Finance Corp., 6.50%, 3/15/33, Callable 9/15/28 @ 103.25 .................. 200 195
Pinnacle Financial Partners, Inc., 5.60% (SOFR+170bps), 5/19/32, Callable 5/19/31 @ 100(c) 70 70
Regions Bank, 4.76% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(c) .............. 330 331
Starwood Property Trust, Inc., 6.13%, 6/1/31, Callable 12/1/30 @ 100(a) ............... 30 30
4,719
Health Care (0.2%):
US Acute Care Solutions LLC, 9.75%, 5/15/29, Callable 7/3/26 @ 104.88(a) ............ 154 148
Industrials (0.6%):
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 315 311
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 30 30
341
Information Technology (1.9%):
Foundry JV Holdco LLC
6.10%, 1/25/36, Callable 10/24/35 @ 100(a) ............................... 200 210
6.30%, 1/25/39, Callable 10/25/38 @ 100(a) ............................... 200 211
MKS, Inc., 4.25%, 2/15/34, Callable 2/15/29 @ 102.13(a) .......................... 270 307
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 151 132
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 260 251
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 65 62
1,173
Materials (2.0%):
ARC Falcon I, Inc./ Arclin USA LLC/New Arclin US Holding Corp., 9.75%, 8/19/42, Callable
3/1/29 @ 104.88(a) ................................................. 440 425
Ball Corp., 4.25%, 7/1/32, Callable 4/1/32 @ 100 ................................ 130 153
Celanese US Holdings LLC
7.70%, 11/15/33, Callable 8/15/33 @ 100 .................................. 165 177
7.38%, 2/15/34, Callable 2/15/29 @ 103.69 ................................ 250 261
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 190 192
1,208
Sovereign Bond (0.9%):
Ivory Coast Government International Bond, 4.88%, 1/30/32(a) ...................... 228 261
Mexico Government International Bond, 5.13%, 5/4/37, Callable 2/4/37 @ 100 .......... 217 253
514
Utilities (1.4%):
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(c) ................. 135 135
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(c) ................. 155 154
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 276 275
Spire, Inc.
6.25% (H15T5Y+256bps), 6/1/56, Callable 3/1/31 @ 100(c) .................... 25 25
6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(c) .................... 65 65

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. $ 90 $ 90
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 90 90
834
Total Corporate Bonds (Cost $14,351)
a
a
a
14,377
Insurance-Linked Securities (0.0%)
Reinsurance Sidecars (0.0%):
Multiperil - Worldwide - (0.0%):
Viribus Re 2018, 12/31/26( i )(j)(k) ........................................... 250 —
Viribus Re 2019, 12/31/26( i )(j)(k) ........................................... 106 —
—
Total Insurance-Linked Securities (Cost $4)
a
a
a
—
Equity Linked Notes (9.6%)
ABS Other (0.4%):
Royal Bank of Canada (Mosaic Solar Loan Trust), 19.23%, 5/6/27(a) .................. 10 242
Communication Services (0.4%):
The Toronto Dominion Bank (Reddit, Inc.), 20.39%, 4/1/27 ......................... 2 258
Consumer Discretionary (0.3%):
HSBC Bank PLC (VF Corp.), 22.05%, 7/9/26 .................................. 13 179
Energy (0.6%):
Goldman Sachs Bank USA (APA Corp.), 17.56%, 3/16/27 .......................... 6 199
Mizuho Markets Cayman LP (Range Resources Corp.), 12.54%, 10/20/26 .............. 5 184
383
Financials (1.9%):
Merrill Lynch BV (Apollo Global Management, Inc.), 16.32%, 4/1/27 ................. 2 265
Merrill Lynch BV (Salesforce, Inc.), 16.46%, 6/8/27 .............................. 2 325
Societe Generale SA (Zebra Technologies Corp.), 16.09%, 6/4/27 .................... 1 293
Wells Fargo Bank NA ( Maplebear , Inc.), 17.24%, 6/4/27 ........................... 7 295
1,178
Health Care (0.3%):
BNP Paribas Issuance BV (BioNTech SE), 17.02%, 6/18/26(a) ...................... 2 146
Industrials (1.8%):
JPMorgan Structured Products BV (Generac Holdings, Inc.), 15.05%, 2/22/27 ........... 1 292
Mizuho Markets Cayman LP ( Forgent Power Solutions, Inc.), 18.13%, 4/23/27 ........... 8 296
Mizuho Markets Cayman LP (Regal Rexnord Corp.), 15.64%, 12/11/26 ................ 2 249
Wells Fargo Bank NA ( MasTe , Inc.), 14.81%, 12/11/26 ............................ 1 258
1,095
Information Technology (2.6%):
Citigroup Global Markets Holdings, Inc. (Okta, Inc.), 16.34%, 2/22/27(a) ............... 3 287
Mizuho Markets Cayman LP (Intuit, Inc.), 17.40%, 3/9/27 .......................... 1 209
Royal Bank of Canada (Adobe, Inc.), 14.81%, 2/24/27(a) .......................... 1 280
The Toronto-Dominion Bank (Trimble, Inc.), 11.62%, 4/22/27 ....................... 4 224
Wells Fargo Bank NA (Microsoft Corp.), 10.14%, 2/27/27 .......................... 1 294
Wells Fargo Bank NA ( Ralliant Corp.), 14.70%, 3/16/27 ........................... 4 205
1,499
Materials (0.9%):
BNP Paribas Issuance BV (Barrick Mining Corp.), 17.87%, 4/8/27 .................... 6 252
Canadian Imperial Bank of Commerce (Celanese Corp.), 21.55%, 4/22/27 .............. 4 230
The Toronto-Dominion Bank (USA Rare Earth, Inc.), 39.23%, 11/25/26 ................ 5 81
563

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Utilities (0.4%):
Goldman Sachs Bank USA (Constellation Energy Corp.), 17.73%, 4/1/27 ............... $ 1 $ 225
Total Equity Linked Notes (Cost $5,643)
a
a
a
5,768
Yankee Dollars (31.9%)
Communication Services (0.7%):
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32, Callable 7/1/28 @ 105(a) ..... 435 411
Consumer Discretionary (0.6%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33, Callable 12/15/28
@ 102.88(a) ...................................................... 140 136
Wynn Macau Ltd., 6.75%, 2/15/34, Callable 8/15/28 @ 103.38(a) .................... 200 201
337
Consumer Staples (0.7%):
Grupo Nutresa SA, 9.00%, 5/12/35, Callable 2/12/35 @ 100(a) ...................... 400 438
Energy (2.4%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 192 188
Borr IHC Ltd./ Borr Finance LLC
10.38%, 11/15/30, Callable 11/15/26 @ 105.19(a) ............................ 175 186
8.75%, 1/15/32, Callable 7/15/28 @ 104.38(a) .............................. 200 201
9.00%, 1/15/34, Callable 7/15/29 @ 104.5(a) ............................... 200 201
International Petroleum Corp., 7.50%, 10/10/30, Callable 10/10/28 @ 103 .............. 350 359
Saudi Arabian Oil Co., 6.38%, 6/2/55, Callable 12/2/54 @ 100(a) .................... 230 234
South Bow Canadian Infrastructure Holdings Ltd., 7.50% (H15T5Y+367bps), 3/1/55, Callable
12/1/34 @ 100(c) ................................................... 55 59
TransCanada PipeLines Ltd., 6.37% (H15T5Y+212bps), 10/17/56, Callable 7/17/36 @ 100(c) 40 41
1,469
Financials (20.6%):
ABRA Global Finance, 14.00%, 10/22/29, Callable 10/22/26 @ 106.5(a)(l) ............. 282 267
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(c)(e) ....... 452 443
Alamo Re Ltd., 12.57% (FHMMUSTF+908bps), 6/7/26(a)(c) ....................... 250 250
Allianz SE, 6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(c)(e) ............... 400 406
ASG Finance DAC, 9.75%, 5/15/29, Callable 7/3/26 @ 104.88(a) .................... 200 150
Avolon Holdings Funding Ltd.
5.15%, 1/15/30, Callable 12/15/29 @ 100(a) ............................... 152 153
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 75 74
Baldwin Re Ltd., 7.28% (BRMMUSDF+375bps), 7/9/32, Callable 7/7/26 @ 104.5(a)(c) .... 250 253
Banco Bilbao Vizcaya Argentaria SA, 7.12% (H15T5Y+299bps), Callable 5/8/33 @ 100(c)(e) 200 202
Banco Santander SA, 7.25% (H15T5Y+284bps), Callable 12/3/35 @ 100(c)(e) ........... 200 201
Bank of Montreal, 4.88% (SOFR+96bps), 6/2/32, Callable 6/2/31 @ 100(c) ............. 900 901
Blue Ridge Re Ltd., 6.99% (FHMMUSTF+350bps), 1/8/29, Callable 1/8/27 @ 103(a)(c) .... 250 250
BNP Paribas SA
6.87% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(c)(e) .................... 200 199
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(c)(e) .................... 200 206
Bonanza RE Ltd., 9.00% (MSMMUSTF+550bps), 12/19/27(a)(c) .................... 250 250
BPCE SA, 5.77% (SOFR+163bps), 6/2/37, Callable 6/2/36 @ 100(a)(c) ................ 250 252
Bridge Street Re Ltd., 7.53% (JMMMUSTF+400bps), 1/7/32, Callable 7/3/26 @ 102.75(a)(c) 250 250
Citrus Re Ltd., 12.24% (BRMMUSDF+871bps), 6/7/30(a)(c) ....................... 250 250
Commonwealth Re Ltd., 7.39% (JMMMUSTF+386bps), 7/8/30(a)(c) ................. 250 250
Credit Agricole SA, 5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(c) ....... 370 364
Foundation Re IV Ltd., 7.03% (JMMMUSTF+350bps), 1/5/34, Callable 1/1/27 @ 102.5(a)(c) 250 250
Four Lakes Re Ltd., 9.03% (BRMMUSDF+550bps), 1/7/32, Callable 12/31/26 @ 102(a)(c) . 250 254
Fuchsia London Bridge 2 PCC Ltd., 8.65% (FRMMUSTI+514bps), 4/6/33, Callable 7/3/26 @
104(a)(c) ......................................................... 250 254
Galileo Re Ltd., 6.78% (JMMMUSTF+325bps), 10/9/34, Callable 1/8/27 @ 103(a)(c) ...... 250 251
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27, Callable 7/3/26 @ 104.38(a) ............ 158 162
Herbie Re Ltd., 10.78% (JMMMUSTF+725bps), 1/7/33, Callable 12/31/27 @ 102(a)(c) .... 250 252
HSBC Holdings PLC, 6.95% (H15T5Y+264bps), Callable 8/27/31 @ 100(c)(e) .......... 285 290
ING Groep NV, 7.00% (USISSO05+359bps), Callable 11/16/32 @ 100(c)(e) ............ 200 206

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Kilimanjaro II Re Ltd.
7.51% (GSMMUSTI+400bps), 7/8/33, Callable 7/8/26 @ 106(a)(c) ............... $ 250 $ 254
10.01% (GSMMUSTI+650bps), 7/8/33, Callable 7/8/26 @ 107(a)(c) .............. 250 254
Macquarie Bank Ltd., 5.64% (H15T1Y+145bps), 8/13/36, Callable 8/13/35 @ 100(a)(c) .... 200 200
Mayflower Re Ltd., 10.00% (FHMMUSTF+651bps), 7/8/26(a)(c) .................... 250 251
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(c) ......................................................... 543 553
Merna Re Enterprise Ltd., 9.94% (3 Month U.S. Treasury Bill+625bps), 7/9/29(a)(c) ....... 250 250
Merna Reinsurance II Ltd., 13.98% (GSMMUSTI+1047bps), 7/7/26(a)(c) .............. 250 251
Nippon Life Insurance Co., 6.50% (H15T5Y+319bps), 4/30/55, Callable 4/30/35 @ 100(a)(c) 228 240
Serbia International Bond, 4.88%, 5/6/38(a) .................................... 245 281
Societe Generale SA, 5.44% (SOFR+173bps), 10/3/36, Callable 10/3/35 @ 100(a)(c) ...... 250 246
Sumitomo Life Insurance Co., 5.87% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(c) ............................................................. 564 563
Sumitomo Mitsui Financial Group, Inc., 5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @
100(c) ........................................................... 290 284
The Dai-ichi Life Insurance Co. Ltd., 6.20% (H15T5Y+252bps), Callable 1/16/35 @ 100(a)(c)
(e) ............................................................. 510 521
UBS AG, 4.68% (SOFR+74bps), 11/29/30, Callable 11/29/29 @ 100(c) ................ 480 481
UBS Group AG, 7.00% (USISSO05+330bps), Callable 2/5/35 @ 100(a)(c)(e) ........... 227 230
12,349
Industrials (1.5%):
Avianca Midco 2 PLC
9.63%, 2/14/30, Callable 2/14/27 @ 104.81(a) .............................. 200 195
9.50%, 1/28/31, Callable 1/28/28 @ 104.75(a) .............................. 200 193
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 150 155
Element Fleet Management Corp., 4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ........... 35 35
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31, Callable 11/15/27 @ 104.31(a) ......... 345 351
929
Sovereign Bond (5.4%):
Brazilian Government International Bond
4.88%, 4/23/33 .................................................... 215 251
6.25%, 5/22/36 .................................................... 570 565
Chile Government International Bond, 3.88%, 4/14/36, Callable 1/14/36 @ 100 .......... 255 294
Colombia Government International Bond, 6.13%, 1/21/31, Callable 12/21/30 @ 100 ...... 200 199
Dominican Republic International Bond, 5.88%, 10/28/35, Callable 7/28/35 @ 100(a) ...... 190 186
Indonesia Government International Bond
5.69%, 5/29/36, Callable 2/29/36 @ 100 .................................. 200 204
4.46%, 3/4/38, Callable 12/4/37 @ 100 ................................... 275 310
Mexico Government International Bond, 6.13%, 2/9/38, Callable 11/9/37 @ 100 .......... 200 196
Morocco Government International Bond, 4.75%, 5/26/34(a) ........................ 513 604
Turkiye Government International Bond, 6.38%, 5/22/31 ........................... 405 402
3,211
Total Yankee Dollars (Cost $19,137)
a
a
a
19,144
U.S. Government Agency Mortgages (16.3%)
Federal National Mortgage Association
2.50%, 7/25/56 .................................................... 2,900 2,425
Federal National Mortgage Association, TBA
5.50%, 2/2/33 ..................................................... 1,100 1,103
5.00%, 7/5/34(m) ................................................... 5,000 4,913
3.50%, 2/6/35 ..................................................... 1,500 1,362
7,378
Total U.S. Government Agency Mortgages (Cost $9,763)
a
a
a
9,803
U.S. Treasury Obligations (14.5%)
U.S. Treasury Bills
1.78%, 6/2/26(g) ................................................... 1,800 1,800
2.74%, 6/4/26(g) ................................................... 1,035 1,035

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Name
Acquisition Date
Cost
Value
Viribus Re 2018 ....................................................
12/22/2017
4
$ —
Viribus Re 2019 ....................................................
3/25/2019
—
—
Total (–% of net assets)
$4
$—
At May 31, 2026, the Fund's investments in foreign securities were 35.6% of net assets.
Security Description
Principal Amount
(000)
a
Value
(000)
3.23%, 6/9/26(g) ................................................... $ 5,900 $ 5,895
Total U.S. Treasury Obligations (Cost $8,730)
a
a
a
8,730
Total Investments (Cost $71,124) — 118.9% 71,396
Liabilities in excess of other assets —  (18.9)% (11,374)
NET ASSETS - 100.00% $ 60,022
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $32,697
(thousands) and amounted to 54.5% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at May 31, 2026.
(c) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(d) Security is interest only.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Rate represents the effective yield at May 31, 2026.
(h) Zero-coupon bond.
( i ) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(j) Issued as preference shares.
(k) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31, 2026
(amounts in thousands):
(l) Up to 8.00% of the coupon may be PIK.
(m) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
ABS
—
Asset-Backed Securities
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FRMMUSTI
—
Western Asset Institutional U.S. Treasury Reserves Fund Yield
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
GSMMUSTI
—
Goldman Sachs Money Market U.S. Treasury Instrument Index
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of May 31, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of May 31, 2026.
JMMMUSTF
—
JPMorgan 100% US Treasury Securities Money Market Fund Yield
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MSMMUSTF
—
Morgan Stanley Institutional Liquidity Funds Treasury Securities Portfolio Fund Yield
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
PLC
—
Public Limited Company
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of May 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of May 31, 2026.
STACR
—
Structured Agency Credit Risk
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of May 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of May 31, 2026.

Victory Portfolios IV
Victory Pioneer Active Credit Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
@
Forward Currency Contracts
At May 31, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
Korean Won 215,000 U.S. Dollar 144 State Street 6/25/26 $ (1)
Japanese Yen 54,000 U.S. Dollar 341 Citi Group Global
Markets Inc
7/28/26 –*
Japanese Yen 230,000 U.S. Dollar 1,456 Goldman Sachs 7/28/26 (6)
Total Net Forward Currency Contracts $ (7)
* Rounds to less than $1 thousand.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 16 9/21/26 $ 1,748 $ 1,757 $ 9
2-Year U.S. Treasury Note Futures ....... 18 9/30/26 3,714 3,718 4
$ 13
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Ultra Futures ............ 95 9/21/26 $ 10,572 $ 10,647 $ (75)
30-Year U.S. Treasury Bond Futures ..... 17 9/21/26 1,880 1,908 (28)
5-Year U.S. Treasury Note Futures ....... 65 9/30/26 6,944 6,969 (25)
Ultra Long Term U.S. Treasury Bond
Futures. .......................... 13 9/21/26 1,464 1,487 (23)
$ (151)
Total unrealized appreciation $ 13
Total unrealized depreciation (151)
Total net unrealized appreciation (depreciation) $ (138)
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 6/20/31 Quarterly $ 16,276 $ (685) $ (219) $ (466)
$ (685) $ (219) $ (466)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either ( i )
receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or
(ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer Disciplined Growth Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (100.0%)
Communication Services (17.4%):
Alphabet, Inc. , Class A ................................................... 455,936 $ 173,411
Live Nation Entertainment, Inc. (a) ........................................... 155,076 26,116
Meta Platforms, Inc. , Class A .............................................. 158,190 100,057
Netflix, Inc. (a) ......................................................... 467,250 40,193
Pinterest, Inc. , Class A (a) ................................................. 1,088,008 21,815
Spotify Technology SA (a) ................................................. 100,859 50,195
411,787
Communications Equipment (3.0%):
Arista Networks, Inc. (a) .................................................. 297,129 47,383
Motorola Solutions, Inc. .................................................. 57,983 23,383
70,766
Consumer Discretionary (11.9%):
Airbnb, Inc. , Class A (a) .................................................. 246,236 32,826
Amazon.com, Inc. (a) .................................................... 660,494 178,756
DoorDash, Inc. , Class A (a) ................................................ 123,594 19,687
On Holding AG , Class A (a) ................................................ 463,264 18,910
The TJX Cos., Inc. ...................................................... 211,153 32,676
282,855
Consumer Staples (1.1%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 301,423 25,705
Electronic Equipment, Instruments & Components (2.0%):
Keysight Technologies, Inc. (a) ............................................. 141,339 47,819
Energy (0.7%):
Cheniere Energy, Inc. .................................................... 78,585 17,671
Financials (3.2%):
American Express Co. ................................................... 87,712 27,758
The Charles Schwab Corp. ................................................ 288,152 25,170
Toast, Inc. , Class A (a) .................................................... 841,479 21,904
74,832
Health Care (6.9%):
Alnylam Pharmaceuticals, Inc. (a) ........................................... 36,801 11,113
Eli Lilly & Co. ......................................................... 79,481 87,827
Intuitive Surgical, Inc. (a) ................................................. 87,579 37,190
Natera, Inc. (a) ......................................................... 101,281 22,623
Newamsterdam Pharma Co. NV (a) .......................................... 172,663 5,815
164,568
Industrials (11.1%):
Eaton Corp. PLC ....................................................... 128,163 51,342
Ferguson Enterprises, Inc. ................................................. 124,343 28,098
GE Vernova, Inc. ....................................................... 69,885 67,671
HEICO Corp. .......................................................... 63,575 22,135
Republic Services, Inc. , Class A ............................................ 91,775 18,395
Uber Technologies, Inc. (a) ................................................ 545,227 38,384
United Rentals, Inc. ..................................................... 37,489 37,327
263,352
IT Services (1.7%):
Shopify, Inc. , Class A (a) .................................................. 333,103 39,543
Materials (2.2%):
CRH PLC ............................................................ 238,598 25,957
The Sherwin-Williams Co. ................................................ 85,635 26,019
51,976
Semiconductors & Semiconductor Equipment (20.7%):
Advanced Micro Devices, Inc. (a) ............................................ 194,218 100,236
ASML Holding NV , Class NY .............................................. 32,617 52,603
Broadcom, Inc. ........................................................ 242,127 108,175
NVIDIA Corp. ......................................................... 944,556 199,434

Victory Portfolios IV
Victory Pioneer Disciplined Growth Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Qnity Electronics, Inc. ................................................... 203,237 $ 31,705
492,153
Software (13.5%):
Autodesk, Inc. (a) ....................................................... 127,827 29,568
Microsoft Corp. ........................................................ 204,261 91,967
Oracle Corp. .......................................................... 243,343 54,942
Palo Alto Networks, Inc. (a) ................................................ 217,485 61,263
ServiceNow, Inc. (a) ..................................................... 244,077 30,356
Synopsys, Inc. (a) ....................................................... 108,600 51,652
319,748
Technology Hardware, Storage & Peripherals (4.6%):
Apple, Inc. ........................................................... 297,569 92,859
Everpure, Inc. , Class A (a) ................................................. 210,584 16,744
109,603
Utilities (0.0%):(b)
Fervo Energy Co. , Class A (a) .............................................. 835 31
Total Common Stocks (Cost $1,485,048)
a
a
a
2,372,409
Total Investments (Cost $1,485,048) — 100.0% 2,372,409
Other assets in excess of liabilities —  (0.0)%(b) 62
NET ASSETS - 100.00% $ 2,372,471
At May 31, 2026, the Fund's investments in foreign securities were 10.3% of net assets.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer Disciplined Value Fund

(Unaudited)
Security Description Shares
a
Value
(000)
Common Stocks (98.4%)
Communication Services (7.3%):
Comcast Corp., Class A .................................................. 379,988 $ 9,450
Meta Platforms, Inc., Class A .............................................. 6,747 4,268
Pinterest, Inc., Class A(a) ................................................. 64,854 1,300
The Walt Disney Co. .................................................... 107,513 10,948
Verizon Communications, Inc. .............................................. 93,321 4,462
30,428
Consumer Discretionary (7.2%):
D.R. Horton, Inc. ....................................................... 24,098 3,544
Darden Restaurants, Inc. .................................................. 10,533 2,148
Ford Motor Co. ........................................................ 404,804 7,060
Lowe's Cos., Inc. ....................................................... 36,393 7,801
NIKE, Inc., Class B ..................................................... 48,997 2,265
The Home Depot, Inc. ................................................... 6,138 1,947
The TJX Cos., Inc. ...................................................... 32,564 5,039
29,804
Consumer Staples (6.6%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 13,033 1,112
Mondelez International, Inc., Class A ......................................... 69,499 4,251
PepsiCo, Inc. .......................................................... 22,759 3,282
Target Corp. .......................................................... 53,260 6,768
The Hershey Co. ....................................................... 28,307 5,492
The Kraft Heinz Co. ..................................................... 148,571 3,567
Unilever PLC, ADR ..................................................... 52,106 2,941
27,413
Energy (9.5%):
ConocoPhillips Co. ..................................................... 95,575 10,894
Devon Energy Corp. ..................................................... 141,704 6,304
EQT Corp. ............................................................ 45,474 2,498
Expand Energy Corp. .................................................... 18,511 1,721
Exxon Mobil Corp. ..................................................... 103,929 15,097
Phillips 66 Co. ......................................................... 15,540 2,733
39,247
Financials (21.9%):
American International Group, Inc. .......................................... 87,856 6,522
Bank of America Corp. ................................................... 280,895 14,494
JPMorgan Chase & Co. .................................................. 53,324 15,960
Morgan Stanley ........................................................ 27,519 5,724
Northern Trust Corp. .................................................... 21,953 3,632
State Street Corp. ....................................................... 87,557 13,627
T. Rowe Price Group, Inc. ................................................. 10,470 1,095
The Goldman Sachs Group, Inc. ............................................ 9,041 9,272
Truist Financial Corp. .................................................... 93,098 4,488
U.S. Bancorp .......................................................... 140,395 7,701
Wells Fargo & Co. ...................................................... 105,920 8,213
90,728
Health Care (12.3%):
Biogen, Inc.(a) ......................................................... 27,824 5,453
Bristol-Myers Squibb Co. ................................................. 75,155 4,297
Johnson & Johnson ..................................................... 52,763 11,889
Labcorp Holdings, Inc. ................................................... 9,932 2,583
Medtronic PLC ........................................................ 69,051 5,097
Sanofi SA, ADR ........................................................ 164,129 7,167
UnitedHealth Group, Inc. ................................................. 7,383 2,808
Vertex Pharmaceuticals, Inc.(a) ............................................. 7,324 3,278
Zimmer Biomet Holdings, Inc. ............................................. 102,560 8,444
51,016
Industrials (14.0%):
3M Co. .............................................................. 64,632 9,897

Victory Portfolios IV
Victory Pioneer Disciplined Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
a
Value
(000)
Builders FirstSource , Inc.(a) ............................................... 12,477 $ 952
Carrier Global Corp. ..................................................... 47,494 3,034
Deere & Co. .......................................................... 7,101 3,850
Fortune Brands Innovations, Inc. ............................................ 64,134 2,497
Honeywell International, Inc. .............................................. 38,526 9,164
Owens Corning ........................................................ 19,991 2,515
Rockwell Automation, Inc. ................................................ 15,854 7,151
Union Pacific Corp. ..................................................... 36,785 9,661
United Parcel Service, Inc., Class B .......................................... 89,888 9,590
58,311
Information Technology (14.4%):
Accenture PLC, Class A .................................................. 14,912 2,790
Adobe, Inc.(a) ......................................................... 13,833 3,586
Cisco Systems, Inc. ..................................................... 98,196 11,825
HP, Inc. .............................................................. 116,318 3,145
International Business Machines Corp. ........................................ 37,639 11,209
Microsoft Corp. ........................................................ 7,754 3,491
NetApp, Inc. .......................................................... 28,672 4,997
QUALCOMM, Inc. ..................................................... 26,756 6,716
Salesforce, Inc. ........................................................ 25,255 4,826
Texas Instruments, Inc. ................................................... 24,204 7,399
59,984
Materials (2.3%):
CRH PLC ............................................................ 29,732 3,235
LyondellBasell Industries NV, Class A ........................................ 36,382 2,425
PPG Industries, Inc. ..................................................... 33,644 3,801
9,461
Utilities (2.9%):
American Electric Power Co., Inc. ........................................... 36,829 4,665
CMS Energy Corp. ...................................................... 63,925 4,639
Duke Energy Corp. ...................................................... 22,860 2,806
12,110
Total Common Stocks (Cost $338,102)
a
a
a
408,502
Principal Amount
(000)
Equity Linked Notes (1.3%)
ABS Other (0.2%):
Royal Bank of Canada (Mosaic Solar Loan Trust), 19.23%, 5/6/27(b) .................. $ 35 808
Consumer Discretionary (0.4%):
BOFA Finance LLC (Lululemon Athletica, Inc.), 16.00%, 2/1/27 ..................... 11 1,601
Financials (0.5%):
Citigroup Global Markets Holdings, Inc. (Pinterest, Inc.), 17.78%, 2/8/27(b) ............. 46 935
Citigroup Global Markets Holdings, Inc. (Workday, Inc.), 20.37%, 4/28/27 .............. 7 850
Wells Fargo Bank NA (NVIDIA Corp.), 15.13%, 5/19/27 .......................... 2 408
2,193
Information Technology (0.2%):
HSBC Bank PLC (Salesforce, Inc.), 15.00%, 3/9/27 .............................. 4 803
Total Equity Linked Notes (Cost $5,978)
a
a
a
5,405
Total Investments (Cost $344,080) — 99.7% 413,907
Other assets in excess of liabilities —  0.3% 1,125
NET ASSETS - 100.00% $ 415,032
At May 31, 2026, the Fund's investments in foreign securities were 5.1% of net assets.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was $1,743 (thousands) and amounted to 0.4% of net assets.

Victory Portfolios IV
Victory Pioneer Disciplined Value Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
ABS
—
Asset-Backed Securities
ADR
—
American Depositary Receipt
LLC
—
Limited Liability Company
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer Global Equity Fund

(Unaudited)
Security Description Shares
Value
(000)
Common Stocks (96.0%)
Canada (1.7%):
Materials (1.7%):
Barrick Mining Corp. .................................................... 338,980 $ 14,424
Denmark (0.9%):
Financials (0.9%):
Danske Bank A/S ....................................................... 140,097 7,380
France (1.9%):
Health Care (1.6%):
Sanofi SA ............................................................ 154,588 13,530
Information Technology (0.3%):
Capgemini SE ......................................................... 26,142 3,108
16,638
Germany (2.1%):
Health Care (0.4%):
BioNTech SE, ADR(a) ................................................... 34,460 3,307
Industrials (1.4%):
Hensoldt AG .......................................................... 117,150 12,084
Materials (0.3%):
thyssenkrupp AG ....................................................... 226,507 3,103
18,494
Ireland (5.1%):
Consumer Staples (0.6%):
Kerry Group PLC, Class A ................................................ 61,372 5,238
Financials (1.9%):
Bank of Ireland Group PLC ............................................... 825,059 16,765
Materials (2.6%):
CRH PLC ............................................................ 206,388 22,453
44,456
Italy (2.1%):
Financials (0.8%):
Nexi SpA (b) .......................................................... 1,774,537 7,248
Materials (1.3%):
Buzzi SpA ............................................................ 205,762 11,110
18,358
Japan (5.7%):
Consumer Discretionary (0.6%):
Nitori Holdings Co. Ltd. .................................................. 302,400 4,985
Financials (0.9%):
Sumitomo Mitsui Financial Group, Inc. ....................................... 218,600 7,986
Industrials (3.2%):
Fuji Electric Co. Ltd. .................................................... 152,600 14,762
Mitsubishi Electric Corp. ................................................. 323,300 13,291
28,053
Information Technology (1.0%):
FUJIFILM Holdings Corp. ................................................ 392,900 8,197
49,221
Mexico (1.6%):
Consumer Staples (0.6%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 43,777 5,211
Financials (1.0%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 790,600 8,244
13,455

Victory Portfolios IV
Victory Pioneer Global Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description Shares
Value
(000)
Netherlands (1.4%):
Financials (1.4%):
ABN AMRO Bank NV, Class CV ........................................... 291,746 $ 11,602
Russian Federation (0.0%):
Consumer Staples (0.0%):
Magnit PJSC(a)(c)(d) .................................................... 26,745 —
Energy (0.0%):
Rosneft Oil Co. PJSC(a)(c)(d) .............................................. 553,394 —
—
South Korea (8.3%):
Financials (3.4%):
Hana Financial Group, Inc. ................................................ 187,622 14,336
KB Financial Group, Inc. ................................................. 156,657 15,673
30,009
Industrials (1.1%):
Hyundai Rotem Co. Ltd. .................................................. 71,060 9,455
Information Technology (3.8%):
Samsung Electronics Co. Ltd. .............................................. 155,178 32,695
72,159
Spain (0.4%):
Financials (0.4%):
Banco de Sabadell SA ................................................... 1,125,565 3,789
Taiwan (1.9%):
Information Technology (1.9%):
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 221,000 16,639
United Kingdom (3.6%):
Consumer Discretionary (0.6%):
Persimmon PLC ........................................................ 343,174 5,141
Consumer Staples (0.4%):
Unilever PLC, ADR ..................................................... 68,844 3,886
Energy (1.8%):
Shell PLC, ADR ....................................................... 184,209 15,496
Financials (0.8%):
Willis Towers Watson PLC ................................................ 27,333 6,824
31,347
United States (59.3%):
Communication Services (5.6%):
Alphabet, Inc., Class A ................................................... 98,078 37,303
T-Mobile US, Inc. ...................................................... 61,098 11,458
48,761
Consumer Discretionary (1.9%):
Airbnb, Inc., Class A(a) .................................................. 32,572 4,342
Darden Restaurants, Inc. .................................................. 18,822 3,838
eBay, Inc. ............................................................ 72,561 7,929
16,109
Consumer Staples (1.5%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 98,989 8,442
Celsius Holdings, Inc.(a) .................................................. 142,081 4,727
13,169
Energy (3.1%):
Expand Energy Corp. .................................................... 35,544 3,305
HF Sinclair Corp. ....................................................... 132,750 9,278
Ovintiv , Inc. .......................................................... 89,688 5,026
Range Resources Corp. ................................................... 188,677 7,349

Victory Portfolios IV
Victory Pioneer Global Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
3
(a) Non-income producing security.
Security Description Shares
Value
(000)
Valero Energy Corp. ..................................................... 7,133 $ 1,746
26,704
Financials (10.9%):
Bank of America Corp. ................................................... 682,127 35,198
Citizens Financial Group, Inc. .............................................. 127,413 7,933
Huntington Bancshares, Inc. ............................................... 650,974 10,650
KeyCorp ............................................................. 375,179 8,002
PayPal Holdings, Inc. .................................................... 171,416 7,671
Regions Financial Corp. .................................................. 662,699 18,556
U.S. Bancorp .......................................................... 112,111 6,149
94,159
Health Care (5.5%):
AbbVie, Inc. .......................................................... 18,617 4,053
Bristol-Myers Squibb Co. ................................................. 125,222 7,160
Cardinal Health, Inc. .................................................... 84,152 16,561
Elevance Health, Inc. .................................................... 26,931 10,589
Eli Lilly & Co. ......................................................... 4,875 5,387
Pfizer, Inc. ............................................................ 138,008 3,613
47,363
Industrials (5.0%):
EMCOR Group, Inc. .................................................... 6,383 5,278
Generac Holdings, Inc.(a) ................................................. 16,866 4,687
MasTec , Inc.(a) ........................................................ 17,573 6,649
Regal Rexnord Corp. .................................................... 77,073 15,550
Uber Technologies, Inc.(a) ................................................ 104,346 7,346
Union Pacific Corp. ..................................................... 15,831 4,158
43,668
Information Technology (21.7%):
Adobe, Inc.(a) ......................................................... 55,386 14,357
Advanced Micro Devices, Inc.(a) ............................................ 56,992 29,413
Axcelis Technologies, Inc.(a) .............................................. 98,977 14,887
Cisco Systems, Inc. ..................................................... 217,354 26,174
Everpure , Inc., Class A(a) ................................................. 110,650 8,798
International Business Machines Corp. ........................................ 47,421 14,122
Microsoft Corp. ........................................................ 60,786 27,368
NVIDIA Corp. ......................................................... 116,386 24,574
QUALCOMM, Inc. ..................................................... 39,549 9,927
Salesforce, Inc. ........................................................ 96,111 18,367
187,987
Materials (1.4%):
Newmont Corp. ........................................................ 108,366 11,900
Utilities (2.7%):
Eversource Energy ...................................................... 290,661 19,843
FirstEnergy Corp. ....................................................... 76,397 3,544
23,387
513,207
Total Common Stocks (Cost $581,942) 831,169
Principal Amount
(000)
a
U.S. Treasury Obligations (2.5%)
U.S. Treasury Bills
3.41%, 6/16/26(e) .................................................. $ 8,300 8,288
3.48%, 6/23/26(e) .................................................. 13,000 12,971
Total U.S. Treasury Obligations (Cost $21,259) 21,259
Total Investments (Cost $603,201) — 98.5% 852,428
Other assets in excess of liabilities — 1.5% 13,069
NET ASSETS - 100.00% $ 865,497

Victory Portfolios IV
Victory Pioneer Global Equity Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was
$7,248 (thousands) and amounted to 0.8% of net assets.
(c) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31,
2026 (amounts in thousands):
(d) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(e) Rate represents the effective yield at May 31, 2026.
Security Name Acquisition Date Cost Value
Magnit PJSC ...................................................... 7/23/2020 $ 1,858 $ —
Rosneft Oil Co. PJSC ................................................ 6/23/2021 4,457 —
Total (–% of net assets) $6,314 $—
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
May 31, 2026
Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (30.1%)
ABS Auto (10.1%):
ACM Auto Trust, Series 2025-1A, Class A, 5.38%, 6/20/29, Callable 11/20/26 @ 100(a) .... $ 63 $ 63
Ally Bank Auto Credit-Linked Notes .........................................
Series 2024-A, Class D, 6.32%, 5/17/32, Callable 11/15/27 @ 100(a) .............. 112 114
Series 2024-A, Class E, 7.92%, 5/17/32, Callable 11/15/27 @ 100(a) .............. 94 95
Series 2025-A, Class E, 6.07%, 6/15/33, Callable 8/15/28 @ 100(a) ............... 1,896 1,898
American Credit Acceptance Receivables Trust .................................
Series 2023-4, Class E, 9.79%, 8/12/31, Callable 8/12/27 @ 100(a) ............... 2,830 2,963
Series 2024-3, Class D, 6.04%, 7/12/30 , Callable 11/12/27 @ 100(a) .............. 2,000 2,032
Series 2025-2, Class D, 5.50%, 7/14/31, Callable 9/12/28 @ 100(a) ............... 1,970 1,994
Arivo Acceptance Auto Loan Receivables Trust .................................
Series 2022-2A, Class C, 9.84%, 3/15/29, Callable 8/15/27 @ 100(a) .............. 525 500
Series 2024-1A, Class B, 6.87%, 6/17/30, Callable 7/15/28 @ 100(a) .............. 1,970 1,995
Series 2025-1A, Class D, 5.82%, 1/15/32, Callable 6/15/29 @ 100(a) .............. 2,500 2,494
Avid Automobile Receivables Trust ..........................................
Series 2021-1, Class F, 5.16%, 10/16/28, Callable 6/15/26 @ 100(a) ............... 992 932
Series 2023-1, Class C, 7.35%, 12/15/27, Callable 1/15/27 @ 100(a) .............. 104 104
Avis Budget Rental Car Funding AESOP LLC ..................................
Series 2023-3A, Class D, 7.32%, 2/20/28(a) ................................ 1,790 1,804
Series 2023-4A, Class D, 7.31%, 6/20/29(a) ................................ 1,010 1,025
Bayview Opportunity Master Fund ..........................................
Series 2024-CAR1, Class B, 4.91% ( SOFR30A+130bps), 12/26/31, Callable 4/25/27 @
100(a)(b) ......................................................... 503 504
Series 2024-CAR1, Class D, 5.66% (SOFR30A+205bps), 12/26/31, Callable 4/25/27 @
100(a)(b) ......................................................... 287 289
Series 2024-CAR1F, Class A, 6.97%, 7/29/32, Callable 10/28/26 @ 100(a) .......... 156 156
CarMax Select Receivables Trust, Series 2026-A, Class C, 4.43%, 5/17/32, Callable 7/15/29 @
100 ............................................................. 2,420 2,392
Carvana Auto Receivables Trust ............................................
Series 2022-N1, Class D, 4.13%, 12/11/28, Callable 1/10/28 @ 100(a) ............. 80 79
Series 2023-N4, Class C, 6.59%, 2/11/30, Callable 10/10/29 @ 100(a) ............. 2,110 2,151
Drive Auto Receivables Trust, Series 2024-2, Class D, 4.94%, 5/17/32, Callable 5/15/28 @ 100 1,830 1,841
Exeter Automobile Receivables Trust .........................................
Series 2022-1A, Class E, 5.02%, 10/15/29, Callable 5/15/27 @ 100(a) ............. 4,060 4,038
Series 2022-3A, Class D, 6.76%, 9/15/28, Callable 9/15/27 @ 100 ................ 227 229
Series 2022-6A, Class E, 11.61%, 6/17/30, Callable 3/15/28 @ 100(a) ............. 895 933
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 7/15/28 @ 100 ................ 1,100 1,131
Series 2024-4A, Class E, 7.65%, 2/17/32, Callable 12/15/28 @ 100(a) ............. 1,520 1,583
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 1,360 1,364
Exeter Select Automobile Receivables Trust, Series 2025-2, Class D, 5.34%, 1/15/32, Callable
2/15/29 @ 100 ..................................................... 600 598
FCCU Auto Receivables Trust, Series 2025-1A, Class D, 6.29%, 7/15/33, Callable 12/15/28 @
100(a) ........................................................... 2,360 2,391
FHF Issuer Trust .......................................................
Series 2023-2A, Class B, 7.49%, 11/15/29, Callable 11/15/27 @ 100(a) ............ 1,662 1,697
Series 2023-2A, Class C, 7.97%, 12/17/29, Callable 11/15/27 @ 100(a) ............ 388 395
Series 2024-1A, Class A2, 5.69%, 2/15/30, Callable 12/15/27 @ 100(a) ............ 489 491
Series 2024-3A, Class C, 5.43%, 3/17/31, Callable 1/15/28 @ 100(a) .............. 2,272 2,181
Series 2024-3A, Class D, 6.01%, 12/15/31, Callable 1/15/28 @ 100(a) ............. 1,290 1,219
FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28, Callable 10/15/26 @ 100(a) ........ 39 39
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class D, 6.83%, 3/15/30,
Callable 7/15/27 @ 100(a) ............................................ 1,000 1,021
GLS Auto Receivables Issuer Trust ..........................................
Series 2021-4A, Class E, 4.43%, 10/16/28, Callable 2/15/27 @ 100(a) ............. 1,220 1,218
Series 2023-1A, Class C, 6.41%, 8/15/29, Callable 6/15/28 @ 100(a) .............. 1,089 1,113
Series 2023-1A, Class D, 7.93%, 7/15/30, Callable 6/15/28 @ 100(a) .............. 1,000 1,052
Series 2023-1A, Class E, 11.42%, 3/15/30 , Callable 3/15/28 @ 100(a) ............. 710 761
Series 2024-2A, Class D, 6.37%, 8/15/31, Callable 12/15/28 @ 100(a) ............. 2,300 2,364
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 1/15/29 @ 100(a) .............. 2,670 2,694
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 5/15/29 @ 100(a) .............. 790 798
GLS Auto Select Receivables Trust ..........................................
Series 2023-2A, Class C, 7.31%, 1/15/30, Callable 9/15/28 @ 100(a) .............. 1,429 1,478

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1A, Class D, 6.43%, 1/15/31, Callable 9/15/28 @ 100(a) .............. $ 1,300 $ 1,335
Series 2024-4A, Class D, 5.28%, 10/15/31, Callable 2/15/29 @ 100(a) ............. 887 885
Huntington Bank Auto Credit-Linked Notes ....................................
Series 2024-1, Class C, 6.78% (SOFR30A+315bps), 5/20/32 , Callable 10/20/27 @ 100(a)
(b) ............................................................. 135 136
Series 2024-2, Class C, 6.23% (SOFR30A+260bps), 10/20/32, Callable 4/20/28 @ 100(a)
(b) ............................................................. 327 328
Series 2025-2, Class C, 5.98% (SOFR30A+235bps), 9/20/33, Callable 2/20/29 @ 100(a)
(b) ............................................................. 2,158 2,161
LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.15%, 6/16/31, Callable 11/15/27 @
100(a) ........................................................... 1,000 1,021
Lendbuzz Securitization Trust ..............................................
Series 2023-3A, Class A2, 7.50%, 12/15/28, Callable 3/15/28 @ 100(a) ............ 239 243
Series 2024-2A, Class B, 6.52%, 7/16/29, Callable 7/15/28 @ 100(a) .............. 1,500 1,518
Series 2024-3A, Class B, 5.03%, 11/15/30, Callable 10/15/28 @ 100(a) ............ 1,550 1,548
Merchants Fleet Funding LLC ..............................................
Series 2023-1A, Class E, 10 .80%, 5/20/36, Callable 7/20/26 @ 100(a) ............. 1,000 1,013
Series 2025-1A, Class D, 5.76%, 1/20/39, Callable 4/20/29 @ 100(a) .............. 1,520 1,513
Prestige Auto Receivables Trust ............................................
Series 2021-1A, Class E, 3.47%, 3/15/29, Callable 8/15/26 @ 100(a) .............. 1,350 1,336
Series 2023-1A, Class E, 9.88%, 5/15/30, Callable 9/15/27 @ 100(a) .............. 2,500 2,477
Series 2023-2A, Class C, 7.12%, 8/15/29, Callable 1/15/28 @ 100(a) .............. 1,655 1,662
Series 2024-1A, Class D, 6.21% , 2/15/30, Callable 3/15/28 @ 100(a) .............. 1,967 1,982
Series 2024-2A, Class D, 5.15%, 7/15/30, Callable 8/15/28 @ 100(a) .............. 970 962
Series 2025-1A, Class C, 5.52%, 2/15/30, Callable 3/15/29 @ 100(a) .............. 2,580 2,591
SAFCO Auto Receivables Trust, Series 2024-1A, Class C, 6.96%, 1/18/30, Callable 6/18/27 @
100(a) ........................................................... 498 499
Santander Bank Auto Credit-Linked Notes .....................................
Series 2023-B, Class E, 8.41%, 12/15/33, Callable 12/15/27 @ 100(a) ............. 412 419
Series 2024-B, Class E, 6.80%, 1/18/33, Callable 1/15/29 @ 100(a) ............... 662 667
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 3/15/28 @ 100 ................. 1,120 1,148
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 6/15/28 @ 100 ................ 1,980 1,993
Tricolor Auto Securitization Trust ...........................................
Series 2022-1A, Class F, 0.00%, 7/16/29, Callable 6/15/26 @ 100(a)(c) ............ 750 414
Series 2023-1A, Class D, 0.00%, 7/15/27, Callable 6/15/26 @ 100 (a)(c) ............ 606 538
Series 2024-1A, Class B, 0.00%, 12/15/27, Callable 11/15/26 @ 100(a)(c) .......... 1,000 807
Series 2024-1A, Class D, 0.00%, 4/17/28, Callable 11/15/26 @ 100(a)(c) ........... 3,755 1,032
Series 2024-2A, Class B, 0.00%, 2/15/28(a)(c) .............................. 1,000 685
Series 2024-2A, Class D, 0.00%, 8/15/28, Callable 6/15/28 @ 100(a)(c) ............ 1,850 475
Series 2024-3A, Class D, 0.00%, 4/16/29, Callable 10/15/27 @ 100(a)(c) ........... 3,000 392
Series 2025-1A, Class C , 0.00%, 10/15/29, Callable 5/15/28 @ 100(a)(c) ........... 2,680 569
Series 2025-1A, Class D, 0.00%, 4/15/31, Callable 5/15/28 @ 100(a)(c) ............ 892 96
U.S. Bank NA, Series 2023-1, Class B, 6.79%, 8/25/32, Callable 10/25/26 @ 100(a) ....... 30 31
United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29, Callable
7/10/27 @ 100(a) ................................................... 787 796
Veros Auto Receivables Trust ..............................................
Series 2024-1, Class C, 7.57%, 12/15/28, Callable 7/15/27 @ 100(a) .............. 2,620 2,676
Series 2024-1, Class D, 9.87%, 5/15/31, Callable 7/15/27 @ 100(a) ............... 1,000 1,053
Series 2025-1, Class C, 6.17%, 12/17/29, Callable 2/15/28 @ 100(a) .............. 2,320 2,350
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 7/15/28 @
100(a) ........................................................... 550 591
Western Funding Auto Loan Trust, Series 2025-1, Class C, 5.34%, 11/15/35(a) ........... 2,500 2,513
98,668
ABS Card (0.7%):
Continental Finance Credit Card ABS Master Trust ...............................
Series 2022-A, Class C, 9.33%, 10/15/30(a) ................................ 750 756
Series 2024-A, Class A, 5.78%, 12/15/32, Callable 9/15/27 @ 100(a) .............. 1,250 1,257
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 1,900 1,906
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. 1,240 1,245

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-A, Class A, 5.80%, 5/15/30, Callable 2/15/27 @ 100(a) ............... $ 1,420 $ 1,426
6,590
ABS Home (2.8%):
BARC, Series 2026-CES1, Class A1A, 4.84%, 1/25/56, Callable 2/25/29 @ 100(a)(d) ...... 1,772 1,751
Cross Mortgage Trust, Series 2025-CES1, Class A1A, 5.30%, 11/25/60, Callable 8/25/28 @
100(a)(d) ......................................................... 1,250 1,249
Deephaven Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.22%, 10/25/55,
Callable 11/25/28 @ 100(a)(d) ......................................... 2,204 2,197
JP Morgan Mortgage Trust, Series 2026-ACES1, Class B1, 6.50%, 4/25/66 , Callable 2/25/31
@ 100(a)(d) ....................................................... 830 823
New Century Home Equity Loan Trust, Series 2004-A, Class AII9, 5.47%, 8/25/34, Callable
6/25/26 @ 100(d) ................................................... 1 2
NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 4.48% (TSFR1M+89bps),
5/25/33, Callable 6/25/26 @ 100(b) ...................................... 18 17
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.31%, 3/25/54,
Callable 7/25/28 @ 100(a)(d) .......................................... 1,522 1,537
Towd Point Mortgage Trust ................................................
Series 2024-CES1, Class A1A, 5.85%, 1/25/64, Callable 1/25/27 @ 100(a)(d) ....... 2,012 2,017
Series 2024-CES2, Class A1A, 6.12%, 2/25/64, Callable 2/25/27 @ 100(a)(d) ....... 1,633 1,640
Series 2024-CES4, Class A2, 5.17%, 9/25/64, Callable 9/25/27 @ 100(a)(d) ......... 2,890 2,881
Series 2024-CES6, Class A2, 6.00%, 11/25/64, Callable 11/25/27 @ 100(a)(d) ....... 4,932 4,966
Vista Point Securitization Trust .............................................
Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27 @ 100(a)(d) ......... 565 570
Series 2024-CES3, Class A2, 5.99%, 1/25/55, Callable 12/25/27 @ 100(a)(d) ........ 900 906
Series 2025-CES3, Class A1, 5.30%, 11/25/55, Callable 10/25/28 @ 100(a)(d) ....... 2,995 2,987
Series 2026-CES1, Class A1, 5.04%, 2/25/56 , Callable 2/25/29 @ 100(a)(d) ......... 4,013 3,979
27,522
ABS Other (16.5%):
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 3.94% (TSFR1M+31bps),
6/15/41, Callable 3/15/30 @ 100(a)(b) .................................... 11 11
321 Henderson Receivables LLC, Series 2005-1A, Class A1, 3.97% (TSFR1M+34bps),
11/15/40, Callable 6/15/26 @ 100(a)(b) ................................... 20 20
Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40, Callable 4/15/28 @ 100(a) .... 189 175
ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39, Callable 4/25/30 @ 100(a) 679 693
ACHM Trust ..........................................................
Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 2/25/30 @ 100(a) ............ 598 598
Series 2025-HE3, Class A, 5.20%, 11/25/55, Callable 11/25/32 @ 100(a)(d) ......... 2,935 2,902
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 8/20/26 @ 100(a) ............................................ 800 805
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30,
Callable 6/20/27 @ 100(a) ............................................ 650 668
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31,
Callable 8/20/28 @ 100(a) ............................................ 1,360 1,378
Amur Equipment Finance Receivables XV LLC, Series 2025-1A, Class D, 5.68%, 8/20/32,
Callable 6/20/29 @ 100(a) ............................................ 2,180 2,200
Angel Oak Mortgage Trust ................................................
Series 2025-HB2, Class A1, 5.21% (SOFR30A+160bps), 12/25/55 , Callable 11/25/28 @
100(a)(b) ......................................................... 1,621 1,627
Series 2025-HB2, Class M2, 6.06% (SOFR30A+245bps), 12/25/55, Callable 11/25/28 @
100(a)(b) ......................................................... 4,378 4,423
Aqua Finance Trust .....................................................
Series 2019-A, Class C, 4.01%, 7/16/40, Callable 6/15/26 @ 100(a) ............... 530 518
Series 2020-AA, Class C, 3.97%, 7/17/46, Callable 6/17/26 @ 100(a) ............. 365 351
Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32(a) ............. 768 772
Bayview Opportunity Master Fund, Series 2024-EDU1, Class B, 5.21% (SOFR30A+160bps),
6/25/47(a)(b) ...................................................... 2,597 2,608
BHG Securitization Trust .................................................
Series 2021-B, Class D, 3.17%, 10/17/34, Callable 10/17/27 @ 100(a) ............. 2,340 2,256
Series 2022-C, Class B, 5.93%, 10/17/35, Callable 10/17/28 @ 100(a) ............. 53 53
Series 2023-B, Class B, 7.45%, 12/17/36, Callable 7/17/29 @ 100(a) .............. 868 902
Series 2024-1CON, Class B, 6.49%, 4/17/35, Callable 6/17/29 @ 100(a) ........... 1,074 1,098
Series 2024-1CON, Class C, 6.86%, 4/17/35, Callable 6/17/29 @ 100(a) ........... 473 481

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-2CON, Class D, 5.95%, 9/17/36, Callable 8/17/32 @ 100(a) ........... $ 2,420 $ 2,407
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 396 379
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30, Callable 2/15/27 @
100(a) ........................................................... 261 263
Blue Owl Asset Leasing Trust LLC ..........................................
Series 2024-1A, Class B, 5.41%, 3/15/30, Callable 6/15/27 @ 100(a) .............. 1,100 1,108
Series 2024-1A, Class D, 8.00%, 12/15/31, Callable 6/15/27 @ 100(a) ............. 1,080 1,095
BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36, Callable 3/28/27 @
100(a) ........................................................... 77 75
Centerstone SBA Trust, Series 2023-1, Class A, 7.60% (PRIME+85bps), 12/27/50, Callable
10/25/29 @ 100(a)(b) ................................................ 462 462
CFMT LLC ...........................................................
Series 2023-HB12, Class M1, 4.25%, 4/25/33(a)(d) .......................... 250 249
Series 2023-HB12, Class M2, 4.25%, 4/25/33(a)(d) .......................... 750 743
Series 2023-HB12, Class M3, 4.25%, 4/25/33(a)(d) .......................... 200 198
Chase Funding Trust .....................................................
Series 2003-3, Class 2A2, 4.24% (TSFR1M+65bps), 4/25/33, Callable 6/25/26 @ 100(b) 16 16
Series 2003-6, Class 1A7, 4.82%, 11/25/34, Callable 6/25/26 @ 100(d) ............ 28 27
Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29, Callable
6/15/27 @ 100(a) ................................................... 299 301
Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42, Callable
6/25/26 @ 100(a) ................................................... 18 14
Countrywide Asset-Backed Certificates, Series 2004-SD3, Class A2, 4.80%
( TSFR1M+121bps), 9/25/34, Callable 6/25/26 @ 100(a)(b) ..................... 100 97
CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32, Callable 7/15/27
@ 100(a) ......................................................... 25 25
Crossroads Asset Trust, Series 2024-A, Class C, 6.52%, 8/20/30, Callable 2/20/28 @ 100(a) . 2,050 2,104
Dell Equipment Finance Trust, Series 2024-2, Class D, 5.29%, 2/24/31, Callable 2/22/27 @
100(a) ........................................................... 500 502
Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34, Callable 12/15/27 @ 100 (a) ..... 8 8
Elara HGV Timeshare Issuer LLC, Series 2025-A, Class D, 6.91%, 1/25/40, Callable 11/25/31
@ 100(a) ......................................................... 769 765
Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33, Callable 9/15/28 @ 100(a) .... 456 457
FIGRE Trust ..........................................................
Series 2024-HE2, Class A, 6.38%, 5/25/54, Callable 4/25/27 @ 100(a)(d) ........... 1,063 1,082
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 4/25/27 @ 100(a)(d) ........... 1,379 1,391
Series 2025-HE2, Class A, 5.77%, 3/25/55 , Callable 10/25/27 @ 100(a)(d) .......... 1,534 1,548
Series 2025-HE6, Class A, 5.04%, 9/25/55, Callable 3/25/28 @ 100(a)(d) ........... 2,109 2,088
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 6/25/27 @ 100(a)(d) .......... 1,076 1,069
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 3/15/45(a)(d) .......................... 2,529 2,521
Foundation Finance Trust .................................................
Series 2021-1A, Class A, 1.27%, 5/15/41, Callable 5/15/28 @ 100(a) .............. 85 81
Series 2024-1A, Class B, 5.95%, 12/15/49 , Callable 8/15/30 @ 100(a) ............. 713 724
Gracie Point International Funding LLC .......................................
Series 2025-1A, Class B, 5.65% (SOFR30A+200bps), 8/15/28, Callable 8/15/27 @
100(a)(b) ......................................................... 650 650
Series 2025-1A, Class C, 6.40% (SOFR30A+275bps), 8/15/28, Callable 8/15/27 @
100(a)(b) ......................................................... 1,000 1,001
GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class D, 5.56%, 6/25/60(a) .... 2,310 2,294
GS Mortgage-Backed Securities Trust ........................................
Series 2024-HE1, Class A1, 5.21% ( SOFR30A+160bps), 8/25/54, Callable 6/25/27 @
100(a)(b) ......................................................... 1,642 1,647
Series 2024-HE2, Class A1, 5.11% (SOFR30A+150bps), 1/25/55, Callable 10/25/27 @
100(a)(b) ......................................................... 775 777
Series 2025-HE2, Class A1, 5.16% (SOFR30A+155bps), 12/25/65 , Callable 10/25/28 @
100(a)(b) ......................................................... 3,053 3,066
Series 2025-HE2, Class M1, 5.51% (SOFR30A+190bps), 12/25/65, Callable 10/25/28 @
100(a)(b) ......................................................... 2,500 2,523
Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable 3/25/28 @ 100(a)(d) ......... 1,982 1,992
Harvest SBA Loan Trust ..................................................
Series 2023-1, Class A, 7.02% (SOFR30A+325bps), 10/25/50, Callable 12/25/30 @
100(a)(b) ......................................................... 336 347

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1, Class A, 6.00% (SOFR30A+225bps), 12/25/51, Callable 8/25/31 @ 100(a)
(b) ............................................................. $ 1,029 $ 1,038
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38, Callable 4/25/30 @
100(a) ........................................................... 474 483
Home Partners of America Trust, Series 2019-2, Class F, 3.87%, 10/19/39, Callable 6/17/26 @
100(a)(e) ......................................................... 5,495 5,346
JP Morgan Mortgage Trust ................................................
Series 2023-HE1, Class A1, 5.38% (SOFR30A+175bps), 11/25/53, Callable 7/20/26 @
100(a)(b) ......................................................... 283 283
Series 2023-HE2, Class A1, 5.33% (SOFR30A+170bps), 3/20/54, Callable 10/20/26 @
100(a)(b) ......................................................... 549 550
Series 2023-HE3, Class A1, 5.23% (SOFR30A+160bps), 5/25/54, Callable 12/20/26 @
100(a)(b) ......................................................... 397 398
Series 2024-HE2, Class A1, 4.83% (SOFR30A+120bps), 10/20/54, Callable 5/20/27 @
100(a)(b) ......................................................... 1,622 1,623
Series 2024-HE3, Class A1, 4.83% (SOFR30A+120bps), 2/25/55, Callable 9/20/27 @
100(a)(b) ......................................................... 1,408 1,408
Series 2025-HE1, Class A1, 4.78% (SOFR30A+115bps), 7/20/55, Callable 2/20/28 @
100(a)(b) ......................................................... 1,784 1,785
Series 2025-HE3, Class A1, 4.98% (SOFR30A+135bps), 3/25/56, Callable 11/20/28 @
100(a)(b) ......................................................... 2,865 2,880
Libra Solutions LLC .....................................................
Series 2024-1A, Class A, 5.88%, 9/30/38(a) ................................ 1,810 1,803
Series 2025-1A, Class A, 6.36%, 8/15/39(a) ................................ 600 598
Series 2025-1A, Class C, 9.90%, 8/15/39(a) ................................ 1,000 993
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/46(a) ...... 314 298
Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 , Callable 2/20/31 @ 100(a) 63 62
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37, Callable 8/20/26 @ 100(a) ........ 27 27
NMEF Funding LLC ....................................................
Series 2023-A, Class C, 8.04%, 6/17/30, Callable 5/15/27 @ 100(a) ............... 320 330
Series 2024-A, Class C, 6.33%, 12/15/31, Callable 4/15/28 @ 100(a) .............. 1,550 1,580
Series 2025-A, Class D, 8.07%, 7/15/32, Callable 9/15/28 @ 100(a) ............... 2,250 2,306
OBX Trust, Series 2026-HE1, Class A1A, 4.96% (SOFR30A+135bps), 2/25/56, Callable
2/25/29 @ 100(a)(b) ................................................. 1,720 1,725
Octane Receivables Trust .................................................
Series 2022-2A, Class D, 7.70%, 2/20/30, Callable 2/20/27 @ 100(a) .............. 1,610 1,636
Series 2023-1A, Class D, 7.76%, 3/20/30, Callable 7/20/27 @ 100(a) .............. 1,000 1,030
Series 2023-2A, Class E, 10.50%, 6/20/31, Callable 10/20/27 @ 100(a) ............ 3,423 3,666
Series 2023-3A, Class D, 7.58%, 9/20/29, Callable 11/20/27 @ 100(a) ............. 965 996
Series 2024-1A, Class D, 6.43%, 10/21/30 , Callable 4/20/28 @ 100(a) ............. 1,000 1,023
Series 2024-RVM1, Class B, 5.27%, 1/22/46, Callable 4/20/30 @ 100(a) ........... 1,289 1,298
Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29, Callable 10/15/26 @ 100(a) . 650 651
Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32, Callable 10/8/26 @ 100(a) .. 93 93
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.68%, 1/14/32(a) .......... 596 602
Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.10%, 2/15/30(a) ............. 837 815
Pagaya AI Debt Grantor Trust ..............................................
Series 2024-10, Class B, 5.75%, 6/15/32, Callable 11/15/26 @ 100(a) ............. 2,305 2,313
Series 2024-11, Class AB, 5.40%, 7/15/32, Callable 12/15/26 @ 100(a)(d) .......... 918 921
Series 2025-1, Class B, 5.63%, 7/15/32, Callable 2/15/27 @ 100(a) ............... 780 782
Pagaya AI Debt Trust, Series 2025-R1, Class B, 5.71%, 6/15/32, Callable 11/15/27 @ 100(a) . 724 726
PEAC Solutions Receivables LLC ...........................................
Series 2024-1A, Class C, 6.62%, 1/21/31, Callable 2/20/28 @ 100(a) .............. 2,000 2,055
Series 2024-2A, Class C, 5.37%, 10/20/31, Callable 6/20/27 @ 100(a) ............. 3,110 3,130
PEAR LLC ...........................................................
Series 2022-1, Class A2, 7.25%, 10/15/34(a) ............................... 549 555
Series 2023-1, Class A, 7.42%, 7/15/35, Callable 9/15/27 @ 100(a) ............... 948 963
Series 2024-1, Class A, 6.95%, 2/15/36, Callable 3/15/28 @ 100(a) ............... 589 592
Post Road Equipment Finance LLC ..........................................
Series 2024-1A, Class C, 5.81%, 10/15/30, Callable 2/15/27 @ 100(a) ............. 710 716
Series 2024-1A, Class E, 8.50%, 12/15/31, Callable 2/15/27 @ 100(a) ............. 400 409
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30, Callable 2/15/28 @
100(a) ........................................................... 1,080 1,069

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
RCKT Trust ...........................................................
Series 2025-1A, Class D, 5.42%, 7/25/34, Callable 3/25/28 @ 100(a) .............. $ 840 $ 835
Series 2025-1A, Class E, 7.12% , 7/25/34, Callable 3/25/28 @ 100(a) .............. 3,180 3,118
Reach ABS Trust .......................................................
Series 2025-2A, Class C, 5.69%, 8/18/32, Callable 10/15/29 @ 100(a) ............. 2,000 2,003
Series 2026-1A, Class C, 4.80%, 2/15/33, Callable 4/15/30 @ 100(a) .............. 1,340 1,325
Series 2026-1A, Class D, 5.16%, 2/15/33, Callable 4/15/30 @ 100(a) .............. 2,520 2,484
ReadyCap Lending Small Business Loan Trust ..................................
Series 2019-2, Class A, 6.25% (PRIME-50bps), 12/27/44, Callable 6/25/26 @ 100(a)(b) 48 48
Series 2023-3, Class A, 6.82% (PRIME+7bps), 4/25/48, Callable 2/25/28 @ 100(a)(b) . 478 483
Regional Management Issuance Trust ........................................
Series 2024-2, Class B, 5.49%, 12/15/33, Callable 12/15/26 @ 100(a) ............. 1,850 1,858
Series 2024-2, Class C, 5.74%, 12/15/33, Callable 12/15/26 @ 100(a) ............. 1,250 1,255
RKTL, Series 2026-1A, Class D, 5.21%, 2/26/35, Callable 5/25/29 @ 100(a) ............ 950 933
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3, 3.69%, 11/25/31(a)(d) ......... 1,000 955
Saluda Grade Alternative Mortgage Trust ......................................
Series 2023-FIG4, Class A, 6.72%, 11/25/53, Callable 8/25/32 @ 100(a)(d) ......... 666 683
Series 2025-FIG6, Class M1, 5.48%, 1/25/56, Callable 7/25/34 @ 100(a)(d) ......... 2,027 2,009
Series 2025-LOC5, Class A1A, 5.18% (TSFR1M+160bps), 10/25/55, Callable 9/25/28 @
100(a)(b) ......................................................... 1,595 1,606
Series 2026-HB1, Class A1A, 4.98% (TSFR1M+140bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 3,009 3,013
Series 2026-HB1, Class M2, 5.73% (TSFR1M+215bps), 4/25/56, Callable 1/25/29 @
100(a)(b) ......................................................... 2,630 2,643
SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33, Callable 10/20/27 @
100(a) ........................................................... 480 492
SoFi Consumer Loan Program Trust, Series 2025-2, Class D, 5.62%, 6/25/34, Callable 6/25/28
@ 100(a) ......................................................... 1,180 1,186
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(a) ...................... 129 127
Towd Point Mortgage Trust, Series 2025-FIX2, Class A1, 5.25%, 10/25/65, Callable 10/25/28
@ 100(a)(d) ....................................................... 3,048 3,042
Trafigura Securitisation Finance PLC .........................................
Series 2024-1A, Class A2, 5.98%, 11/15/27(a) .............................. 3,000 3,000
Series 2024-1A, Class B, 7.29%, 11/15/27(a) ............................... 1,610 1,625
Tricon Residential Trust, Series 2025-SFR1, Class D, 5.63% (TSFR1M+200bps), 3/17/42(a)(b)
(e) ............................................................. 830 830
U.S. Bank NA .........................................................
Series 2025-SUP1, Class B, 5.58%, 2/25/32, Callable 1/25/29 @ 100(a)(e) .......... 509 509
Series 2025-SUP1, Class D, 6.31% (SOFR30A+270bps), 2/25/32, Callable 1/25/29 @
100(a)(b)(e) ....................................................... 917 924
Upstart Securitization Trust ................................................
Series 2025-2, Class B, 5.62%, 6/20/35, Callable 1/20/29 @ 100(a) ............... 2,970 2,989
Series 2025-2, Class C, 6.02%, 6/20/35, Callable 1/20/29 @ 100(a) ............... 2,010 2,021
Series 2025-2, Class D, 8.00%, 6/20/35, Callable 1/20/29 @ 100(a) ............... 750 774
Series 2026-2, Class C, 5.83%, 5/20/36, Callable 5/20/30 @ 100(a) ............... 990 989
Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31, Callable 10/12/27 @
100(a) ........................................................... 294 298
VFI ABS LLC .........................................................
Series 2023-1A, Class C, 9.26%, 12/24/29, Callable 6/24/26 @ 100(a) ............. 327 328
Series 2025-1A, Class C, 5.60%, 4/24/31, Callable 5/24/28 @ 100(a) .............. 1,375 1,376
Westgate Resorts LLC ...................................................
Series 2023-1A, Class C, 7.49%, 12/20/37, Callable 4/20/27 @ 100(a) ............. 420 427
Series 2023-1A, Class D, 10.14%, 12/20/37, Callable 4/20/27 @ 100(a) ............ 210 215
Series 2024-1A, Class D, 9.26%, 1/20/38, Callable 11/20/27 @ 100(a) ............. 1,596 1,624
Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.44%, 5/15/46, Callable 5/15/29 @
100(a) ........................................................... 596 586
Wingspire Equipment Finance LLC, Series 2024-1A, Class D, 6.31%, 9/20/32, Callable
10/20/27 @ 100(a) .................................................. 1,600 1,618
162,423
Total Asset-Backed Securities (Cost $304,768)
a
a
a
295,203

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Loan Obligations (10.0%)
Cash Flow CLO (10.0%):
ACREC LLC ..........................................................
Series 2025-FL3, Class A, 4.94% (TSFR1M+131bps), 8/18/42, Callable 1/18/27 @
100(a)(b) ......................................................... $ 2,170 $ 2,170
Series 2026-FL4, Class A, 5.08% (TSFR1M+145bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 300 300
Series 2026-FL4, Class AS, 5.23% (TSFR1M+160bps), 1/18/43, Callable 1/18/28 @
100(a)(b) ......................................................... 860 859
ACRES Commercial Realty Issuer LLC .......................................
Series 2026-FL4, Class A, 5.08% (TSFR1M+145bps), 8/18/44, Callable 8/18/28 @
100(a)(b) ......................................................... 3,210 3,218
Series 2026-FL4, Class AS, 5.33% (TSFR1M+170bps), 8/18/44, Callable 8/18/28 @
100(a)(b) ......................................................... 1,610 1,614
ACRES LLC, Series 2025-FL3, Class A, 5.24% (TSFR1M+162bps), 8/18/40, Callable 8/18/27
@ 100(a)(b)(e) ..................................................... 1,910 1,912
Arbor Realty Collateralized Loan Obligation Ltd. ................................
Series 2025-BTR1, Class AS, 6.24% (TSFR1M+264bps), 1/18/41 , Callable 5/20/27 @
100(a)(b) ......................................................... 2,700 2,717
Series 2025-BTR1, Class B, 6.79% (TSFR1M+319bps), 1/18/41, Callable 5/20/27 @
100(a)(b) ......................................................... 4,365 4,401
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.09%
(SOFR30A+145bps), 1/15/37, Callable 6/15/26 @ 100(a)(b) .................... 426 426
AREIT Ltd. ...........................................................
Series 2024-CRE9, Class A, 5.31% (TSFR1M+169bps), 5/17/41(a)(b)(e) ........... 285 285
Series 2025-CRE10, Class A, 5.01% (TSFR1M+139bps), 12/17/29, Callable 7/17/27 @
100(a)(b) ......................................................... 6,020 6,021
Series 2025-CRE11, Class A, 5.18% (TSFR1M+155bps), 8/15/41, Callable 7/18/28 @
100(a)(b)(e) ....................................................... 3,120 3,134
BAR  Issuer LLC, Series 2026-FL1, Class C, 6.00% (TSFR1M+240bps), 8/20/43, Callable
10/20/28 @ 100(a)(b)(e) .............................................. 860 863
BDS LLC, Series 2024-FL13, Class A, 5.19% (TSFR1M+158bps), 9/19/39, Callable 8/19/28
@ 100(a)(b)(e) ..................................................... 687 687
Brsp Ltd. .............................................................
Series 2026-FL3, Class AS, 5.31% (TSFR1M+170bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(e) ....................................................... 450 451
Series 2026-FL3, Class B, 5.56% (TSFR1M+195bps), 8/19/43, Callable 9/19/28 @
100(a)(b)(e) ....................................................... 1,400 1,401
BSPDF Issuer LLC, Series 2026-FL3, Class A, 5.08% (TSFR1M+145bps), 9/18/43, Callable
9/18/28 @ 100(a)(b)(e) ............................................... 1,660 1,662
BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.27% (TSFR1M+164bps), 7/15/39, Callable
9/15/27 @ 100(a)(b) ................................................. 1,630 1,636
Cerberus Loan Funding XLIX LLC ..........................................
Series 2024-5A, Class A, 5.02% (TSFR3M+135bps), 1/15/34, Callable 7/15/26 @ 100(a)
(b) ............................................................. 2,096 2,095
Series 2024-5A, Class D, 7.17% (TSFR3M+350bps), 1/15/34, Callable 7/15/26 @ 100(a)
(b) ............................................................. 2,000 1,996
Deerpath Capital CLO Ltd., Series 2021-1A, Class A1R, 5.47% (TSFR3M+180bps), 7/15/36,
Callable 7/15/26 @ 100(a)(b) .......................................... 1,910 1,910
Dwight Issuer LLC, Series 2025-FL1, Class B, 6.41% (TSFR1M+279bps), 9/18/42, Callable
7/18/27 @ 100(a)(b) ................................................. 2,520 2,530
Ellington CLO III Ltd., Series 2018-3A, Class C, 6.19% (TSFR3M+251bps), 7/20/30, Callable
7/20/26 @ 100(a)(b) ................................................. 298 297
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, 5.48%
(TSFR3M+181bps), 10/15/33(a)(b) ...................................... 763 764
Fortress Credit Opportunities XXIX CLO Ltd., Series 2025-29A, Class B, 5.33%
(TSFR3M+165bps), 4/20/33, Callable 7/20/26 @ 100(a)(b) ..................... 1,370 1,370
FS Rialto Issuer LLC ....................................................
Series 2021-FL3, Class A, 4.99% ( TSFR1M+136bps), 11/16/36, Callable 6/16/26 @
100(a)(b) ......................................................... 1,002 1,003
Series 2024-FL9, Class A, 5.24% (TSFR1M+163bps), 10/19/39, Callable 10/19/27 @
100(a)(b) ......................................................... 3,910 3,921

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2025-FL10, Class A, 5.00% (TSFR1M+139bps), 3/1/33 , Callable 8/19/27 @
100(a)(b)(e) ....................................................... $ 2,250 $ 2,250
Series 2026-FL11, Class A, 5.06% (TSFR1M+145bps), 1/19/44, Callable 3/19/29 @
100(a)(b)(e) ....................................................... 3,180 3,188
Golub Capital Partners Short Duration ........................................
Series 2022-1A, Class BR, 5.67% ( TSFR3M+200bps), 7/25/33, Callable 7/25/26 @
100(a)(b) ......................................................... 2,123 2,120
Series 2022-1A, Class DR, 8.27% (TSFR3M+460bps), 7/25/33, Callable 7/25/26 @
100(a)(b) ......................................................... 1,750 1,747
Greystone CRE Notes LLC, Series 2025-FL4, Class B, 6.22% ( TSFR1M+259bps), 1/15/43,
Callable 5/15/28 @ 100(a)(b)(e) ........................................ 2,410 2,437
KREF Ltd., Series 2022-FL3, Class A, 5.06% (TSFR1M+145bps), 2/17/39, Callable 6/17/26 @
100(a)(b) ......................................................... 605 605
LMNT CRE LLC .......................................................
Series 2025-FL3, Class A, 5.15% ( TSFR1M+155bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(e) ....................................................... 3,020 3,027
Series 2025-FL3, Class AS, 5.50% (TSFR1M+190bps), 7/21/43, Callable 5/21/28 @
100(a)(b)(e) ....................................................... 3,020 3,030
LoanCore Issuer LLC, Series 2025-CRE8, Class A, 5.01% ( TSFR1M+139bps), 8/17/42,
Callable 8/17/27 @ 100(a)(b)(e) ........................................ 890 890
MF1 Ltd. .............................................................
Series 2021-FL7, Class A, 4.82% (TSFR1M+119bps), 10/16/36, Callable 6/16/26 @
100(a)(b) ......................................................... 554 554
Series 2022-FL8, Class A, 4.96% (TSFR1M+135bps), 2/19/37, Callable 6/17/26 @
100(a)(b) ......................................................... 1,020 1,020
Series 2024-FL15, Class A, 5.31% (TSFR1M+169bps), 8/18/41, Callable 7/18/26 @
100(a)(b) ......................................................... 4,912 4,919
Series 2024-FL16, Class A, 5.17% (TSFR1M+154bps), 11/18/39, Callable 10/18/26 @
100(a)(b) ......................................................... 3,430 3,435
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, 4.89% (TSFR3M+121bps),
1/18/36, Callable 7/18/26 @ 100(a)(b) .................................... 710 711
Monroe Capital Mml CLO XII Ltd., Series 2021-2A, Class A1, 5.44% ( TSFR3M+176bps),
9/14/33, Callable 6/14/26 @ 100(a)(b) .................................... 1,079 1,079
PFP Ltd. .............................................................
Series 2024-11, Class A, 5.47% (TSFR1M+183bps), 9/17/39, Callable 9/17/27 @ 100(a)
(b)(e) ........................................................... 187 187
Series 2026-13, Class B, 5.46% (TSFR1M+185bps), 8/18/43, Callable 7/18/28 @ 100(a)
(b) ............................................................. 1,250 1,250
PRPM Issuer LLC, Series 2026-CRE1, Class A, 5.29% (TSFR1M+167bps), 3/19/43, Callable
4/19/28 @ 100(a)(b)(e) ............................................... 1,740 1,744
Sound Point CLO V-R Ltd., Series 2014-1RA, Class B, 5.69% ( TSFR3M+201bps), 7/18/31,
Callable 7/18/26 @ 100(a)(b) .......................................... 3,970 3,976
Sound Point CLO XVI Ltd., Series 2017-2A, Class D, 7.53% (TSFR3M+386bps), 7/25/30,
Callable 7/25/26 @ 100(a)(b) .......................................... 500 502
Starwood LLC, Series 2024-SIF4A, Class C, 6.18% (TSFR3M+250bps), 10/17/36, Callable
7/17/26 @ 100(a)(b) ................................................. 1,610 1,611
TRTX Issuer Ltd. .......................................................
Series 2025-FL6, Class A, 5.16% (TSFR1M+154bps), 9/18/42, Callable 9/18/27 @
100(a)(b)(e) ....................................................... 3,120 3,128
Series 2025-FL7, Class A, 5.08% (TSFR1M+145bps), 6/18/43, Callable 5/18/28 @
100(a)(b)(e) ....................................................... 2,390 2,391
Woodmont Trust, Series 2023-12A, Class A1R, 5.07% (TSFR3M+140bps), 10/25/32, Callable
7/25/26 @ 100(a)(b) ................................................. 1,916 1,916
Z Capital Credit Partners CLO Ltd. ..........................................
Series 2019-1A, Class BR, 5.94% (TSFR3M+226bps), 7/16/31, Callable 7/16/26 @
100(a)(b) ......................................................... 335 335
Series 2021-1A, Class A2AR, 5.47% (TSFR3M+180bps), 7/15/33, Callable 7/15/26 @
100(a)(b) ......................................................... 990 991
98,686
Total Collateralized Loan Obligations (Cost $98,361)
a
a
a
98,686

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Collateralized Mortgage Obligations (11.9%)
Agency CMO Floating (0.1%):
Federal Home Loan Mortgage Corporation, Series T-20, Class A7, 4.03% (SOFR30A+41bps),
12/25/29, Callable 6/25/26 @ 100(b) ..................................... $ 57 $ 56
Federal Home Loan Mortgage Corporation REMICS .............................
Series 2315, Class FW, 4.31% (SOFR30A+66bps), 4/15/27(b) ................... —(f) —(f)
Series 2334, Class FA, 4.26% (SOFR30A+61bps), 7/15/31(b) ................... 35 35
Series 2391, Class FJ, 4.26% (SOFR30A+61bps), 4/15/28(b) ................... 4 3
Series 2439, Class F, 4.76% (SOFR30A+111bps), 3/15/32(b) .................... 14 15
Series 2470, Class AF, 4.76% (SOFR30A+111bps), 3/15/32(b) .................. 22 22
Series 2489, Class FA, 4.76% (SOFR30A+111bps), 2/15/32(b) .................. 20 20
Series 2498, Class FL, 4.33% (SOFR30A+68bps), 3/15/32(b) ................... 32 32
Series 2916, Class NF, 4 .01% (SOFR30A+36bps), 1/15/35(b) ................... 5 5
Series 3042, Class PF, 4.01% (SOFR30A+36bps), 8/15/35(b) ................... 3 3
Series 3102, Class FG, 4.06% (SOFR30A+41bps), 1/15/36(b) ................... 2 2
Series 3117, Class FE, 4.06% (SOFR30A+41bps), 2/15/36(b) ................... 20 20
Series 3173, Class FC, 4.18% (SOFR30A+53bps), 6/15/36(b) ................... 9 8
Series 3181, Class HF, 4.26% (SOFR30A+61bps), 7/15/36(b) ................... 22 22
Series 3235, Class FX, 4.08% (SOFR30A+43bps), 11/15/36(b) .................. 8 8
Series 3239, Class EF, 4.11% (SOFR30A+46bps), 11/15/36(b) .................. 21 20
Series 3239, Class FB, 4.11% (SOFR30A+46bps), 11/15/36(b) .................. 9 9
Series 3373, Class FB, 4.34% (SOFR30A+69bps), 10/15/37(b) .................. 42 42
Series 3386, Class FB, 4.13% (SOFR30A+49bps), 11/15/37(b) .................. 44 43
Series 3610, Class FA, 4.46% (SOFR30A+81bps), 12/15/39(b) .................. 33 33
Series 3807, Class FM, 4.26% (SOFR30A+61bps), 2/15/41(b) ................... 29 29
Series 3850, Class FC, 4.18% (SOFR30A+53bps), 4/15/41(b) ................... 42 42
Series 3868, Class FA, 4.16% (SOFR30A+51bps), 5/15/41(b) ................... 9 9
Series 4002, Class YF, 4.31% (SOFR30A+66bps), 2/15/42(b) ................... 17 17
Federal Home Loan Mortgage Corporation STRIPS ..............................
Series 237, Class F14, 4.16% (SOFR30A+51bps), 5/15/36(b) ................... 12 12
Series 239, Class F30, 4.06% (SOFR30A+41bps), 8/15/36(b) ................... 29 29
Series 244, Class F22, 4.11% (SOFR30A+46bps), 12/15/36(b) .................. 11 11
Federal National Mortgage Association .......................................
Series 2005-W3, Class 2AF, 3.95% (SOFR30A+33bps), 3/25/45, Callable 6/25/26 @
100(b) ........................................................... 84 83
Series 2007-W1, Class 1AF1, 3.99% (SOFR30A+37bps), 11/25/46 , Callable 10/25/27 @
100(b) ........................................................... 54 54
Federal National Mortgage Association REMICS ................................
Series 2001-72, Class FB, 4.63% (SOFR30A+101bps), 12/25/31(b) ............... 5 5
Series 2001-81, Class FL, 4.41% (SOFR30A+76bps), 1/18/32(b) ................. 3 3
Series 2002-77, Class WF, 4.16% (SOFR30A+51bps), 12/18/32(b) ............... 28 28
Series 2002-93, Class FH, 4.23% (SOFR30A+61bps), 1/25/33(b) ................ 7 7
Series 2003-42, Class JF, 4.23% (SOFR30A+61bps), 5/25/33(b) ................. 9 9
Series 2003-63, Class F1, 4.03% (SOFR30A+41bps), 11/25/27, Callable 6/25/26 @
100(b) ........................................................... 13 13
Series 2003-8, Class FJ, 4.08% (SOFR30A+46bps), 2/25/33(b) .................. 2 2
Series 2004-52, Class FW, 4.13% (SOFR30A+51bps), 7/25/34(b) ................ 14 14
Series 2005-83, Class KT, 4.03% (SOFR30A+41bps), 10/25/35(b) ................ 16 16
Series 2005-83, Class LF, 4.04% (SOFR30A+42bps), 2/25/35(b) ................. 9 8
Series 2006-42, Class CF, 4.18% (SOFR30A+56bps), 6/25/36(b) ................. 20 20
Series 2006-81, Class FA, 4.08% (SOFR30A+46bps), 9/25/36(b) ................. 13 13
Series 2006-82, Class F, 4.30% (SOFR30A+68bps), 9/25/36(b) .................. 5 5
Series 2007-110, Class FA, 4.35% (SOFR30A+73bps), 12/25/37(b) ............... 6 6
Series 2007-13, Class FA, 3.98% (SOFR30A+36bps), 3/25/37(b) ................. 10 10
Series 2007-14, Class F, 4.09% (SOFR30A+47bps), 3/25/37(b) .................. 10 10
Series 2007-2, Class FT, 3.98% (SOFR30A+36bps), 2/25/37(b) .................. 24 24
Series 2007-41, Class FA, 4.13% (SOFR30A+51bps), 5/25/37(b) ................. 2 2
Series 2007-50, Class FN, 3.97% (SOFR30A+35bps), 6/25/37(b) ................ 25 25
Series 2007-58, Class FV, 3.98% (SOFR30A+36bps), 6/25/37(b) ................. 33 33
Series 2007-7, Class FJ, 3.93% (SOFR30A+31bps), 2/25/37(b) .................. 21 21
Series 2007-86, Class FC, 4.30% (SOFR30A+68bps), 9/25/37(b) ................. 28 28
Series 2007-89, Class F, 4.31% (SOFR30A+69bps), 9/25/37(b) .................. 26 26
Series 2007-9, Class FB, 4.08% (SOFR30A+46bps), 3/25/37(b) ................. 25 25

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2007-92, Class OF, 4.30% (SOFR30A+68bps), 9/25/37(b) ................. $ 7 $ 7
Series 2008-53, Class FM, 4.63% (SOFR30A+101bps), 7/25/38(b) ............... 18 18
Series 2008-88, Class FA, 4.95% (SOFR30A+133bps), 10/25/38(b) ............... 17 17
Government National Mortgage Association ....................................
Series 2005-16, Class FA, 3.97% (TSFR1M+36bps), 2/20/35(b) ................. 29 29
Series 2005-3, Class FC, 3.99% (TSFR1M+36bps), 1/16/35(b) .................. 29 28
Series 2008-9, Class FA, 4.22% (TSFR1M+61bps), 2/20/38(b) .................. 23 23
Series 2013-51, Class JF, 4.02% (TSFR1M+41bps), 8/20/40(b) .................. 35 34
1,193
Agency CMO Other (0.0%):(g)
Federal National Mortgage Association .......................................
Series 2005-W3, Class 3A, 4.80%, 4/25/45, Callable 6/25/26 @ 100(d) ............ 29 30
Series 2005-W4, Class 3A, 5.56%, 6/25/45, Callable 10/25/27 @ 100(d) ........... 19 20
Federal National Mortgage Association Grantor Trust, Series 2004-T2, Class 2A, 5.42%,
7/25/43, Callable 6/25/26 @ 100(d) ...................................... 86 86
136
Agency CMO Z (0.0%):(g)
Federal National Mortgage Association REMICS, Series 1999-25, Class Z, 6.00%, 6/25/29 .. 5 4
Commercial MBS (4.6%):
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 4.89%, 7/25/37(d)(e) ........ 315 —
BWAY Mortgage Trust, Series 2013-1515, Class B, 3.47%, 3/10/33, Callable 3/10/27 @ 100(a) 4,735 4,368
BX Commercial Mortgage Trust ............................................
Series 2024-AIRC, Class A, 5.32% (TSFR1M+169bps), 7/25/43(a)(b)(e) ........... 1,761 1,768
Series 2024-SLCT, Class A, 4.95% (TSFR1M+132bps), 1/15/42(a)(b)(e) ........... 1,870 1,865
Series 2024-SLCT, Class E, 7.02% (TSFR1M+339bps), 1/15/42(a)(b)(e) ........... 890 881
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.47% (TSFR1M+184bps), 6/15/41(a)
(b)(e) ........................................................... 2,000 2,006
GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 5.00% (TSFR1M+136bps),
12/15/36(a)(b)(e) ................................................... 1,334 1,333
HIH Trust, Series 2024-61P, Class A, 5.47% (TSFR1M+184bps), 10/15/41(a)(b)(e) ........ 1,528 1,533
HILT Commercial Mortgage Trust ...........................................
Series 2024-ORL, Class A, 5.17% (TSFR1M+154bps), 5/15/37(a)(b)(e) ............ 860 860
Series 2024-ORL, Class B, 5.57% (TSFR1M+194bps), 5/15/37(a)(b)(e) ............ 1,110 1,110
HTL Commercial Mortgage Trust ...........................................
Series 2024-T53, Class B, 6.56%, 5/10/39(a)(d)(e) ........................... 950 957
Series 2024-T53, Class D, 8.20%, 5/10/39(a)(d)(e) ........................... 1,105 1,120
HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 5.47% ( TSFR1M+184bps),
9/15/41(a)(b)(e) .................................................... 1,150 1,150
JP Morgan Chase Commercial Mortgage Securities Trust ..........................
Series 2019-MFP, Class E, 5.83% (TSFR1M+221bps), 7/15/36(a)(b)(e) ............ 371 222
Series 2024-OMNI, Class C, 5.80%, 10/5/39(a)(d)(e) ......................... 1,147 1,145
Series 2024-OMNI, Class D, 5.80%, 10/5/39(a)(d)(e) ......................... 160 159
KSL Commercial Mortgage Trust, Series 2026-HT3, Class D, 6.35% (TSFR1M+275bps),
6/15/43(a)(b)(e) .................................................... 600 601
MCR Mortgage Trust ....................................................
Series 2024-HF1, Class A, 5.42% (TSFR1M+179bps), 12/15/41(a)(b)(e) ........... 645 646
Series 2024-HTL, Class A, 5.39% (TSFR1M+176bps), 2/15/37(a)(b)(e) ............ 818 819
Series 2024-HTL, Class B, 6.04% (TSFR1M+241bps), 2/15/37(a)(b)(e) ............ 991 992
Series 2024-TWA, Class D, 7.40%, 6/12/39(a)(e) ............................ 1,230 1,235
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 5.51%
(TSFR1M+188bps), 7/15/36(a)(b)(e) ..................................... 320 304
PRM Trust ............................................................
Series 2025-PRM6, Class D, 5.68%, 7/5/33(a)(d)(e) .......................... 1,810 1,801
Series 2025-PRM6, Class E, 6.58%, 7/5/33(a)(d)(e) .......................... 700 700
SHR Trust, Series 2024-LXRY, Class A, 5.58% (TSFR1M+195bps), 10/15/41(a)(b)(e) ..... 3,160 3,162
SKY Trust, Series 2025-LINE, Class A, 6.22% (TSFR1M+259bps), 4/15/42(a)(b) ......... 1,326 1,329
THPT Mortgage Trust ...................................................
Series 2023-THL, Class A, 6.99%, 12/10/34(a)(d)(e) .......................... 1,117 1,123
Series 2023-THL, Class B, 7.67%, 12/10/34(a)(d)(e) .......................... 700 704
Velocity Commercial Capital Loan Trust ......................................
Series 2020-1, Class AFX, 2.61%, 2/25/50, Callable 2/25/27 @ 100(a)(d) ........... 408 383
Series 2023-1, Class A, 6.47%, 1/25/53, Callable 3/25/29 @ 100(a)(d) ............. 312 316

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2024-1, Class A, 6.55%, 1/25/54, Callable 4/25/28 @ 100(a)(d) ............. $ 505 $ 512
Series 2024-2, Class A, 6.58%, 4/25/54, Callable 5/25/30 @ 100(a)(d) ............. 643 652
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 4/25/31 @ 100(a)(d) ............ 1,480 1,487
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 4/25/29 @ 100(a)(d) ............. 1,955 1,973
Series 2025-5, Class A, 5.32%, 12/25/55, Callable 9/25/37 @ 100(a)(d) ............ 2,134 2,123
Series 2026-1, Class A, 5.10%, 2/25/56 , Callable 2/25/29 @ 100(a)(d) ............. 1,826 1,807
Wells Fargo Commercial Mortgage Trust ......................................
Series 2026-1250B, Class A, 4.68%, 3/10/41(a)(d)(e) ......................... 1,020 1,009
Series 2026-1250B, Class C, 5.41%, 3/10/41(a)(d)(e) ......................... 340 336
Series 2026-1250B, Class D, 6.38%, 3/10/41(a)(d)(e) ......................... 170 168
XCAL Mortgage Trust, Series 2019-1, Class A (TSFR1M+386bps), 4/30/27(a)(b)(c)(e)(h) ... 996 70
44,729
Private CMO Floating (3.8%):
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 5.16% (SOFR30A+155bps),
2/25/50, Callable 3/25/39 @ 100(a)(b) .................................... 930 912
Connecticut Avenue Securities Trust .........................................
Series 2019-R06, Class 2B1, 7.48% (SOFR30A+386bps), 9/25/39 , Callable 9/25/26 @
100(a)(b) ......................................................... 522 526
Series 2020-R02, Class 2B1, 6.73% (SOFR30A+311bps), 1/25/40, Callable 1/25/27 @
100(a)(b) ......................................................... 920 930
Series 2020-SBT1, Class 1M2, 7.38% (SOFR30A+376bps), 2/25/40, Callable 2/25/27 @
100(a)(b) ......................................................... 1,040 1,060
Series 2022-R02, Class 2M2, 6.61% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 2,597 2,628
Series 2022-R09, Class 2B1, 10.36% (SOFR30A+675bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 770 821
Series 2022-R09, Class 2M1, 6.11% (SOFR30A+250bps), 9/25/42, Callable 9/25/27 @
100(a)(b) ......................................................... 133 134
Series 2023-R03, Class 2M1, 6.11% (SOFR30A+250bps), 4/25/43, Callable 4/25/28 @
100(a)(b) ......................................................... 190 191
Series 2023-R06, Class 1M1, 5.31% (SOFR30A+170bps), 7/25/43, Callable 7/25/28 @
100(a)(b) ......................................................... 60 60
Series 2024-R01, Class 1M1, 4.66% (SOFR30A+105bps), 1/25/44, Callable 1/25/29 @
100(a)(b) ......................................................... 121 121
Series 2024-R02, Class 1M1, 4.71% (SOFR30A+110bps), 2/25/44 , Callable 2/25/29 @
100(a)(b) ......................................................... 164 164
Series 2024-R03, Class 2M1, 4.76% (SOFR30A+115bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 122 122
Series 2024-R03, Class 2M2, 5.56% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(b) ......................................................... 490 494
Series 2024-R04, Class 1A1, 4.61% (SOFR30A+100bps), 5/25/44, Callable 5/25/29 @
100(a)(b) ......................................................... 885 887
Series 2024-R05, Class 2A1, 4.61% (SOFR30A+100bps), 7/25/44, Callable 7/25/29 @
100(a)(b) ......................................................... 1,768 1,771
Series 2024-R06, Class 1A1, 4.76% (SOFR30A+115bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 1,032 1,034
Series 2024-R06, Class 1M2, 5.21% (SOFR30A+160bps), 9/25/44, Callable 9/25/29 @
100(a)(b) ......................................................... 724 725
Series 2025-R01, Class 1A1, 4.56% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 1,070 1,071
Series 2025-R02, Class 1M1, 4.76% (SOFR30A+115bps), 2/25/45, Callable 2/25/30 @
100(a)(b) ......................................................... 342 342
Series 2025-R06, Class 1A1, 4.51% (SOFR30A+90 bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 901 901
Series 2025-R06, Class 1M1, 4.56% (SOFR30A+95bps), 9/25/45, Callable 9/25/30 @
100(a)(b) ......................................................... 783 783
Eagle Re Ltd. ..........................................................
Series 2021-2, Class M2, 7.86% (SOFR30A+425bps), 4/25/34 , Callable 2/25/27 @
100(a)(b) ......................................................... 810 821
Series 2023-1, Class M1A, 5.61% (SOFR30A+200bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... 17 17

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2023-1, Class M1B, 7.56% (SOFR30A+395bps), 9/26/33, Callable 9/25/28 @
100(a)(b) ......................................................... $ 630 $ 644
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2021-DNA5, Class M2, 5.26% (SOFR30A+165bps), 1/25/34(a)(b) .......... 228 228
Series 2021-DNA6, Class M2, 5.11% (SOFR30A+150bps), 10/25/41, Callable 10/25/26
@ 100(a) (b) ....................................................... 1,840 1,843
Series 2021-DNA7, Class M1, 4.46% (SOFR30A+85bps), 11/25/41, Callable 11/25/26 @
100(a)(b) ......................................................... 13 13
Series 2021-HQA3, Class M2, 5.71% (SOFR30A+210bps), 9/25/41, Callable 9/25/26 @
100(a)(b) ......................................................... 1,340 1,344
Series 2022-DNA1, Class M2, 6.11% (SOFR30A+250bps), 1/25/42, Callable 1/25/27 @
100(a)(b) ......................................................... 1,835 1,850
Series 2022-DNA2, Class M2, 7.36% (SOFR30A+375bps), 2/25/42, Callable 2/25/27 @
100(a)(b) ......................................................... 1,000 1,018
Series 2022-DNA3, Class M2, 7.96% (SOFR30A+435bps), 4/25/42, Callable 4/25/27 @
100(a)(b) ......................................................... 1,500 1,542
Series 2022-DNA6, Class M1A, 5.76% (SOFR30A+215bps), 9/25/42, Callable 9/25/27
@ 100(a)(b) ....................................................... 26 26
Series 2023-HQA1, Class M1A, 5.61% (SOFR30A+200bps), 5/25/43, Callable 5/25/28
@ 100(a)(b) ....................................................... 89 90
Series 2023-HQA2, Class M1A, 5.61% (SOFR30A+200bps), 6/25/43, Callable 6/25/28
@ 100(a)(b) ....................................................... 74 74
Series 2024-DNA1, Class M1, 4.96% (SOFR30A+135bps), 2/25/44, Callable 2/25/29 @
100(a)(b) ......................................................... 170 170
Series 2024-DNA3, Class A1, 4.66% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(b) ....................................................... 847 848
Series 2024-HQA2, Class A1, 4.86% (SOFR30A+125bps), 8/25/44, Callable 8/25/29 @
100 (a)(b) ......................................................... 2,152 2,162
Series 2024-HQA2, Class M1, 4.81% (SOFR30A+120bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 339 339
Series 2024-HQA2, Class M2, 5.41% (SOFR30A+180bps), 8/25/44, Callable 8/25/29 @
100(a)(b) ......................................................... 1,220 1,226
Series 2025-DNA1, Class A1, 4.56% (SOFR30A+95bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 489 490
Series 2025-DNA1, Class M1, 4.66% (SOFR30A+105bps), 1/25/45, Callable 1/25/30 @
100(a)(b) ......................................................... 920 919
Series 2025-DNA4, Class M1, 4.71% (SOFR30A+110bps), 10/25/45, Callable 10/25/30
@ 100(a)(b) ....................................................... 2,327 2,325
Home Re Ltd. .........................................................
Series 2023-1, Class M1B, 8.21% (SOFR30A+460bps), 10/25/33, Callable 3/25/28 @
100(a)(b) ......................................................... 176 179
Series 2026-1, Class M1B, 5.76% (SOFR30A+215bps), 1/25/36, Callable 1/25/28 @
100(a)(b) ......................................................... 1,670 1,673
JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 4.20% (TSFR1M+61bps),
5/25/33, Callable 6/25/26 @ 100(a)(b) .................................... 72 72
Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 4.34% (TSFR1M+75bps),
1/25/29, Callable 6/25/26 @ 100(b) ...................................... 31 27
Radnor Re Ltd. ........................................................
Series 2021-1, Class M2, 6.76% (SOFR30A+315bps), 12/27/33, Callable 6/25/26 @
100(a)(b) ......................................................... 152 152
Series 2021-2, Class M1B, 7.31% (SOFR30A+370bps), 11/25/31, Callable 8/25/27 @
100(a)(b) ......................................................... 193 193
Series 2023-1, Class M1A, 6.31% (SOFR30A+270bps), 7/25/33, Callable 3/25/28 @
100(a)(b) ......................................................... 24 24
Series 2023-1, Class M1B, 7.96% (SOFR30A+435bps), 7/25/33, Callable 3/25/28 @
100(a)(b) ......................................................... 460 470
Series 2024-1, Class M1B, 6.51% (SOFR30A+290bps), 9/25/34, Callable 6/25/27 @
100(a)(b) ......................................................... 227 228
RESI Finance LP, Series 2003-CB1, Class B3, 5.20% ( TSFR1M+156bps), 6/10/35, Callable
6/10/26 @ 102(a)(b) ................................................. 136 116

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Triangle Re Ltd., Series 2023-1, Class M1A, 7.01% (SOFR30A+340bps), 11/25/33, Callable
5/25/28 @ 100(a)(b) ................................................. $ 252 $ 253
37,053
Private CMO Other (3.4%):
A&D Mortgage Trust ....................................................
Series 2023-NQM2, Class M1, 8.28%, 5/25/68, Callable 6/25/26 @ 100(a)(d) ....... 500 498
Series 2024-NQM3, Class M1, 6.88%, 7/25/69, Callable 6/25/27 @ 100(a)(d) ....... 1,428 1,441
Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 4.94%, 6/25/30, Callable
6/25/26 @ 100(d) ................................................... —(f) —(f)
Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35, Callable
9/25/27 @ 100(a)(d) ................................................. 1,440 1,384
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 700 683
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(d) ........ 510 497
Series 2024-HB15, Class M3, 4.00%, 8/25/34(a)(d) .......................... 1,140 1,110
CHNGE Mortgage Trust, Series 2022-1, Class A1, 4.01%, 1/25/67, Callable 6/25/26 @ 100(a)
(d) ............................................................. 519 498
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%,
5/25/32, Callable 6/25/26 @ 100 ........................................ 68 68
Ellington Financial Mortgage Trust, Series 2020-1, Class A3, 4.00%, 5/25/65, Callable 6/25/26
@ 100(a)(d) ....................................................... 1,000 978
Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust ..........
Series 2017-1, Class M2, 4.00%, 1/25/56, Callable 11/25/44 @ 100(a)(d) ........... 1,388 1,353
Series 2018-1, Class M, 4.75%, 5/25/57, Callable 8/25/43 @ 100(d) ............... 1,312 1,289
Series 2018-4, Class M, 4.75%, 3/25/58, Callable 11/25/51 @ 100(a) .............. 2,436 2,394
Series 2019-1, Class M, 4.75%, 7/25/58, Callable 1/25/45 @ 100(a)(d) ............. 1,069 1,072
Series 2019-3, Class M, 4.75%, 10/25/58 , Callable 6/25/44 @ 100(d) .............. 1,523 1,502
Series 2020-1, Class M, 4.25%, 8/25/59, Callable 8/25/43 @ 100(a)(d) ............. 4,405 4,298
Series 2020-2, Class M, 4.25%, 11/25/59, Callable 8/25/48 @ 100(a)(d) ............ 730 710
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable
6/25/26 @ 100(a)(d) ................................................. 400 294
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 219 211
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 6A1, 5.22%, 10/25/34, Callable
6/25/26 @ 100(d) ................................................... 15 14
Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 6.00%, 1/25/29, Callable
6/25/26 @ 100(d) ................................................... —(f) 1
Oceanview Mortgage Loan Trust, Series 2020-1, Class A3, 3.28%, 5/28/50, Callable 6/28/26 @
100(a)(d) ......................................................... 450 400
Ocwen Loan Investment Trust ..............................................
Series 2024-HB1, Class M2, 3.00%, 2/25/37, Callable 6/25/26 @ 100(a) ........... 480 471
Series 2024-HB1, Class M3, 3.00%, 2/25/37, Callable 6/25/26 @ 100(a) ........... 2,000 1,953
Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(d) ......................................................... 400 390
PRKCM Trust, Series 2023-AFC4, Class M1, 7.91%, 11/25/58, Callable 10/25/26 @ 100(a)(d) 3,820 3,842
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63(a)(d) .......... 486 470
Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.76%, 4/25/30,
Callable 9/25/26 @ 100(a)(d)(e) ........................................ 345 345
Verus Securitization Trust, Series 2024-3, Class M1, 6.89%, 4/25/69, Callable 4/25/27 @
100(a)(d) ......................................................... 3,284 3,315
Visio Trust, Series 2019-2, Class M1, 3.26%, 11/25/54, Callable 6/25/26 @ 100(a)(d) ...... 1,839 1,818
Vista Point Securitization Trust, Series 2020-2, Class A3, 2.50%, 4/25/65, Callable 6/25/26 @
100(a)(d) ......................................................... 47 46
33,345
Total Collateralized Mortgage Obligations (Cost $117,371)
a
a
a
116,460
Senior Secured Loans (0.4%)
Communication Services (0.1%):
Lamar Media Corp., Term B Loan, 5.11% (SOFR01M+150bps), 9/17/32(b) ............. $ 500 502
Level 3 Financing, Inc.,Term B-5 Refinancing Loan, 6.38% (SOFR01M+275bps), 3/29/32(b) 75 76
578

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (0.0%):(g)
Hilton Domestic Operating Co., Inc., Series B-4 Term Loan, 5.33% (SOFR01M+175bps),
11/8/30(b) ........................................................ $ 247 $ 249
Financials (0.1%):
Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 5.35% (SOFR01M+175bps), 6/24/30(b) 239 240
Eastern Power LLC, Term Loan, 8.40% (SOFR01M+475bps), 10/15/65(b) .............. 119 120
Outfront Media Capital LLC, Term Loan, 5.36% (SOFR01M+175bps), 9/16/32(b) ........ 214 214
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, First Lien, 6.15% (SOFR01M+250bps),
2/21/31(b) ........................................................ 234 235
Virgin Media Bristol LLC, Facility Y, 6.97% (SOFR06M+318bps), 3/31/31(b) ........... 236 213
1,022
Health Care (0.1%):
Elanco Animal Health, Inc., 2025 Refinancing TLB Loan, 5.40% (SOFR01M+175bps),
10/28/32(b) ....................................................... 257 257
Sotera Health Holdings LLC, 2026 Refinancing Term Loan, First Lien, 5.85%
(SOFR01M+225bps), 5/30/31(b) ........................................ 235 235
Upstream Newco, Inc., December 2025 Extended/Modified Term Loan, First Lien, 8.19%
(SOFR03M+425bps), 11/20/29(b) ....................................... 241 229
721
Industrials (0.0%):(g)
Setanta Aircraft Leasing Dac, New Loan, 5.45% (SOFR03M+175bps), 11/6/28(b) ......... 95 95
Materials (0.1%):
Element Solutions, Inc., 2026 Incremental Tranche B-3 Term Loan, 5.40%
(SOFR01M+175bps), 12/18/30(b) ....................................... 525 528
WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 7.41% (SOFR03M+375bps),
11/13/28(b) ....................................................... 128 128
656
Real Estate (0.0%):(g)
RealPage, Inc., Initial Term Loan, First Lien, 6.96% (SOFR03M+300bps), 4/22/28(b) ...... 239 232
Total Senior Secured Loans (Cost $3,575)
a
a
a
3,553
Corporate Bonds (25.7%)
Communication Services (0.7%):
Take-Two Interactive Software, Inc., 3.70%, 4/14/27, Callable 3/14/27 @ 100 ............ 4,000 3,980
T-Mobile US, Inc., 3.75%, 4/15/27, Callable 2/15/27 @ 100 ........................ 3,000 2,988
6,968
Consumer Discretionary (2.0%):
Daimler Truck Finance North America LLC
5.13%, 9/25/27, Callable 8/25/27 @ 100(a) ................................ 1,640 1,655
4.95%, 1/13/28, Callable 12/13/27 @ 100(a) ............................... 2,450 2,469
Expedia Group, Inc., 4.63%, 8/1/27, Callable 5/1/27 @ 100 ......................... 1,000 1,002
General Motors Financial Co., Inc.
5.40%, 5/8/27 ..................................................... 3,150 3,182
5.35%, 7/15/27 .................................................... 2,800 2,828
Hyatt Hotels Corp., 5.05%, 3/30/28, Callable 2/29/28 @ 100 ........................ 5,200 5,242
O'Reilly Automotive, Inc., 5.75%, 11/20/26, Callable 10/20/26 @ 100 ................. 1,800 1,810
Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(a) ..................... 1,815 1,816
20,004
Consumer Staples (0.9%):
BAT Capital Corp., 4.70%, 4/2/27, Callable 2/2/27 @ 100 .......................... 3,100 3,109
Philip Morris International, Inc., 4.38%, 11/1/27 ................................. 5,800 5,813
8,922
Energy (1.0%):
Energy Transfer LP, 6.05%, 12/1/26, Callable 11/1/26 @ 100 ........................ 2,100 2,115
MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100 ............................... 1,800 1,798
ONEOK, Inc., 4.25%, 9/24/27, Callable 8/24/27 @ 100 ............................ 4,000 3,991

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Repsol E&P Capital Markets US LLC, 4.81%, 9/16/28, Callable 8/16/28 @ 100(a) ........ $ 2,000 $ 2,004
9,908
Financials (16.4%):
Ally Financial, Inc.
4.75%, 6/9/27, Callable 5/9/27 @ 100 .................................... 2,700 2,709
7.10%, 11/15/27, Callable 10/15/27 @ 100 ................................. 2,100 2,170
5.74% (SOFRINDX+196bps), 5/15/29 , Callable 5/15/28 @ 100(b) ............... 3,130 3,179
American Express Co.
5.39% (SOFR+97bps), 7/28/27, Callable 7/28/26 @ 100(b) ..................... 1,075 1,077
5.04% (SOFR+93bps), 7/26/28, Callable 7/26/27 @ 100(b) ..................... 3,000 3,023
4.44% (SOFR+81bps) , 5/3/30, Callable 5/3/29 @ 100(b) ....................... 3,120 3,109
American Honda Finance Corp.
4.45%, 10/22/27 .................................................... 2,500 2,500
4.25%, 9/1/28 ..................................................... 1,245 1,238
Athene Global Funding
5.52%, 3/25/27(a) .................................................. 1,300 1,311
5.35%, 7/9/27(a) ................................................... 1,230 1,237
Aviation Capital Group LLC, 4.25%, 4/30/29, Callable 3/30/29 @ 100(a) ............... 4,700 4,627
Bank of America Corp.
4.25%, 10/22/26, MTN ............................................... 2,050 2,051
5.93% (SOFR+134bps), 9/15/27, Callable 9/15/26 @ 100 (b) .................... 900 904
4.98% (SOFR+83bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 4,900 4,939
Brown & Brown, Inc., 4.70%, 6/23/28, Callable 5/23/28 @ 100 ...................... 3,800 3,808
Capital One Financial Corp.
7.15% (SOFR+244bps), 10/29/27, Callable 10/29/26 @ 100(b) .................. 1,100 1,112
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(b) .................... 1,800 1,807
Citigroup, Inc.
3.89% (TSFR3M+182bps), 1/10/28, Callable 1/10/27 @ 100(b) .................. 2,200 2,193
4.64% ( SOFR+114bps), 5/7/28, Callable 5/7/27 @ 100(b) ...................... 3,195 3,202
4.79% (SOFR+87bps), 3/4/29, Callable 3/4/28 @ 100(b) ....................... 5,700 5,726
Citizens Bank NA
4.58% (SOFR+200bps), 8/9/28, Callable 8/9/27 @ 100(b) ...................... 5,100 5,104
4.19% (SOFR+70bps), 1/29/29, Callable 1/29/28 @ 100(b) ..................... 2,320 2,304
CNO Global Funding
5.88%, 6/4/27(a) ................................................... 3,100 3,141
4.88%, 12/10/27(a) .................................................. 1,005 1,006
Fidelity National Information Services, Inc., 4.45%, 3/10/28 ........................ 2,720 2,713
Fifth Third Bank NA, 4.97% (SOFR+81bps), 1/28/28, Callable 1/28/27 @ 100(b) ......... 1,960 1,966
Fortitude Global Funding, 4.63%, 10/6/28(a) ................................... 5,000 4,952
Goldman Sachs Bank USA, 4.66% (SOFR+72bps), 6/3/29, Callable 6/3/28 @ 100(b) ...... 2,130 2,133
HOA Funding LLC
8/20/51(i) ........................................................ 900 —
8/20/51(i) ........................................................ 900 —
HOA NewCo LLC, 11/22/55, Callable 7/3/26 @ 100(a)(c)(h) ....................... 908 22
Hyundai Capital America
5.30%, 3/19/27(a) .................................................. 1,000 1,008
5.28%, 6/24/27(a) .................................................. 1,200 1,210
4.30%, 9/24/27(a) .................................................. 1,600 1,596
Jefferies Financial Group, Inc.
4.85%, 1/15/27 .................................................... 2,100 2,106
4.30%, 2/11/27 , Callable 8/11/26 @ 100, MTN .............................. 1,100 1,099
6.45%, 6/8/27 ..................................................... 1,490 1,518
JP Morgan Chase & Co.
5.04% (SOFR+119bps), 1/23/28, Callable 1/23/27 @ 100(b) .................... 500 502
4.98% (SOFR+93bps), 7/22/28, Callable 7/22/27 @ 100(b) ..................... 1,255 1,264
4.49% (SOFR+86bps), 10/22/28, Callable 10/22/27 @ 100(b) ................... 3,400 3,414
4.92% (SOFR+80bps), 1/24/29, Callable 1/24/28 @ 100(b) ..................... 3,670 3,697
JP Morgan Chase Bank NA, 5.11%, 12/8/26, Callable 11/8/26 @ 100 .................. 1,130 1,135
Lincoln Financial Global Funding, 4.20%, 1/12/29(a) ............................. 1,285 1,268
LPL Holdings, Inc., 5.70%, 5/20/27, Callable 4/20/27 @ 100 ........................ 1,590 1,608
Lseg US Fin Corp., 4.88%, 3/28/27, Callable 2/28/27 @ 100(a) ...................... 2,700 2,714
Met Tower Global Funding, 4.85%, 1/16/27(a) .................................. 1,900 1,908

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Metropolitan Life Global Funding I
5.05%, 6/11/27(a) ................................................... $ 2,000 $ 2,020
3.30%, 3/21/29(a) .................................................. 1,040 1,006
Morgan Stanley, 4.66% (SOFR+102bps), 4/13/28 , Callable 4/13/27 @ 100(b) ............ 3,500 3,511
Morgan Stanley Bank NA
4.95% (SOFR+108bps), 1/14/28, Callable 1/14/27 @ 100(b) .................... 1,400 1,406
4.51% (SOFR+87bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 1,000 1,002
5.50% (SOFR+87 bps), 5/26/28, Callable 5/26/27 @ 100(b) ..................... 2,780 2,810
4.97% (SOFR+93bps), 7/14/28, Callable 7/14/27 @ 100(b) ..................... 1,000 1,006
5.02% (SOFR+91bps), 1/12/29, Callable 1/12/28 @ 100(b) ..................... 2,500 2,520
Pricoa Global Funding I, 5.55%, 8/28/26(a) .................................... 1,000 1,003
Principal Life Global Funding II, 5.00%, 1/16/27(a) .............................. 2,400 2,412
Protective Life Global Funding, 4.16%, 1/15/29(a) ............................... 4,880 4,814
Regions Bank, 4.76% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(b) .............. 1,805 1,811
Santander Holdings USA, Inc.
6.12% (SOFR+123bps), 5/31/27(b) ...................................... 1,560 1,560
2.49% (SOFR+125bps), 1/6/28, Callable 1/6/27 @ 100(b) ...................... 1,610 1,591
The Charles Schwab Corp., 4.74% (SOFR+78bps), 5/21/30, Callable 5/21/29 @ 100(b) ..... 1,190 1,196
The PNC Financial Services Group, Inc.
5.10% (SOFR+80bps), 7/23/27, Callable 7/23/26 @ 100(b) ..................... 3,700 3,703
5.30% (SOFR+134bps), 1/21/28, Callable 1/21/27 @ 100(b) .................... 400 402
Toyota Motor Credit Corp., 4.55%, 8/7/26 ..................................... 1,315 1,316
Truist Bank, 4.14% (SOFR+66bps), 1/27/29, Callable 1/27/28 @ 100(b) ............... 4,680 4,653
Truist Financial Corp., 6.05% (SOFR+205 bps), 6/8/27, Callable 6/8/26 @ 100, MTN(b) .... 2,800 2,801
U.S. Bancorp, 6.79% (SOFR+188bps), 10/26/27, Callable 10/26/26 @ 100(b) ........... 3,300 3,331
U.S. Bank NA
4.73% (SOFR+91bps), 5/15/28, Callable 5/14/27 @ 100(b) ..................... 3,150 3,160
4.54% (SOFR+67bps), 5/20/29, Callable 5/19/28 @ 100(b) ..................... 3,030 3,031
Wells Fargo & Co.
4.70% (SOFR+107bps), 4/22/28, Callable 4/22/27 @ 100(b) .................... 1,390 1,396
5.57% (SOFR+174bps), 7/25/29, Callable 7/25/28 @ 100(b) .................... 3,800 3,875
Wells Fargo Bank NA
5.45%, 8/7/26, Callable 7/7/26 @ 100 .................................... 1,600 1,602
5.25%, 12/11/26, Callable 11/10/26 @ 100 ................................. 900 905
161,153
Industrials (1.5%):
AGCO Corp., 5.45%, 3/21/27 , Callable 2/21/27 @ 100 ............................ 2,600 2,621
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26 ............................. 1,677 1,676
Delta Air Lines, Inc., 4.95%, 7/10/28, Callable 6/10/28 @ 100 ....................... 2,880 2,894
Honeywell Aerospace, Inc., 4.00%, 3/16/29, Callable 2/16/29 @ 100(a) ................ 1,290 1,275
Owens Corning, 3.40%, 8/15/26, Callable 7/3/26 @ 100 ........................... 1,800 1,796
Penske Truck Leasing Co. LP/PTL Finance Corp., 5.35%, 1/12/27, Callable 12/12/26 @ 100(a) 390 392
Sumisho Air Lease Corp.
3.75%, 6/1/26 ..................................................... 1,600 1,600
5.30%, 6/25/26 .................................................... 1,130 1,131
The Boeing Co., 6.26%, 5/1/27, Callable 4/1/27 @ 100 ............................ 1,000 1,016
14,401
Information Technology (1.1%):
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26, Callable 11/1/26 @ 100 .............. 1,750 1,735
Dell, Inc., 7.10%, 4/15/28 ................................................. 1,595 1,674
Microchip Technology, Inc., 4.90%, 3/15/28 .................................... 2,450 2,465
Oracle Corp., 4.55%, 2/4/29, Callable 1/4/29 @ 100 .............................. 4,400 4,356
10,230
Materials (0.1%):
Georgia-Pacific LLC, 4.40%, 5/15/29, Callable 4/15/29 @ 100(a) .................... 895 892
Utilities (2.0%):
Ameren Corp., 5.70%, 12/1/26, Callable 11/1/26 @ 100 ........................... 1,750 1,761
DTE Energy Co., 4.95%, 7/1/27, Callable 6/1/27 @ 100 ........................... 3,600 3,624
Monongahela Power Co., 4.45%, 8/15/29, Callable 7/15/29 @ 100(a) .................. 1,595 1,592
NextEra Energy Capital Holdings, Inc., 4.69%, 9/1/27 ............................. 2,400 2,411
The Brooklyn Union Gas Co., 4.63%, 8/5/27, Callable 7/5/27 @ 100(a) ................ 3,000 3,000

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Vistra Operations Co. LLC
5.05%, 12/30/26(a) .................................................. $ 1,500 $ 1,504
3.70%, 1/30/27, Callable 11/30/26 @ 100(a) ................................ 4,935 4,910
WEC Energy Group, Inc., 5.60%, 9/12/26, Callable 8/12/26 @ 100 ................... 869 872
19,674
Total Corporate Bonds (Cost $251,447)
a
a
a
252,152
Insurance-Linked Securities (0.0%)(g)
Event Linked Bonds (0.0%):(g)
Multiperil - U.S. Regional - (0.0%):(g)
Long Point Re IV, 4.03% (BRMMUSDF+50bps), 6/1/26(b)(j)(k) ..................... 250 250
Wind Storm - Florida - (0.0%):(g)
Integrity Re, 3.99% (FHMMUSTF+50bps), 6/6/30(b)(j)(k) ......................... 138 78
328
Reinsurance Sidecars (0.0%):(g)
Multiperil - Worldwide - (0.0%):(g)
Alturas Re, 2022-2, 1.25%, 12/31/27(h)(j) (k)(l) ................................. 185 4
Thopas Re
12/31/26(h)(j)(k)(l) ................................................. 250 4
12/31/26(h)(j)(k)(l) ................................................. 500 2
12/31/27(h)(j)(k)(l) ................................................. 250 2
12
Total Insurance-Linked Securities (Cost $388)
a
a
a
340
Yankee Dollars (10.8%)
Communication Services (0.4%):
NBN Co. Ltd., 4.00%, 10/1/27, Callable 9/1/27 @ 100(a) .......................... 4,200 4,177
Consumer Discretionary (0.5%):
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28, Callable 10/1/27 @ 100(a) ............... 5,000 5,057
Consumer Staples (0.3%):
Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a) ............. 3,200 3,170
Energy (0.2%):
Saudi Arabian Oil Co., 4.00%, 2/2/29, Callable 1/2/29 @ 100(a) ..................... 1,555 1,533
Financials (7.4%):
ABN AMRO Bank NV, 6.34% (H15T1Y+165bps), 9/18/27, Callable 9/18/26 @ 100(a)(b) ... 1,300 1,307
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.10%, 1/15/27, Callable 12/15/26 @ 100 ................................. 2,300 2,322
4.13%, 2/28/29, Callable 1/28/29 @ 100 .................................. 3,000 2,960
Banco Santander SA, 4.60%, 4/15/29 ......................................... 2,600 2,591
Bank of Montreal, 4.57% (SOFR+88bps), 9/10/27, Callable 9/10/26 @ 100(b) ........... 4,400 4,402
Banque Federative du Credit Mutuel SA, 4.70% (SOFRINDX+107bps), 2/16/28(a)(b) ...... 2,450 2,464
Barclays PLC
6.50% (SOFR+188bps), 9/13/27 , Callable 9/13/26 @ 100(b) .................... 1,600 1,609
4.84% (SOFR+134bps), 9/10/28, Callable 9/10/27 @ 100(b) .................... 2,900 2,910
5.09% (SOFR+96bps), 2/25/29, Callable 2/25/28 @ 100(b) ..................... 1,900 1,915
CaixaBank SA, 6.68% (SOFR+208bps), 9/13/27, Callable 9/13/26 @ 100(a)(b) .......... 3,000 3,018
Canadian Imperial Bank of Commerce
5.24%, 6/28/27 .................................................... 3,300 3,337
4.51% (SOFR+93bps), 9/11/27, Callable 9/11/26 @ 100(b) ..................... 2,000 2,001
HSBC Holdings PLC
5.21% ( SOFR+261bps), 8/11/28, Callable 8/11/27 @ 100(b) .................... 1,500 1,512
5.13% (SOFR+104bps), 11/19/28, Callable 11/19/27 @ 100(b) .................. 2,300 2,317
Hyundai Capital Services, Inc., 5.13%, 2/5/27(a) ................................ 550 552
ING Groep NV, 6.08% (SOFR+156 bps), 9/11/27, Callable 9/11/26 @ 100(b) ............ 2,500 2,511

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
Lloyds Banking Group PLC
5.99% (H15T1Y+148bps), 8/7/27, Callable 8/7/26 @ 100(b) .................... $ 2,030 $ 2,036
5.46% (H15T1Y+138bps), 1/5/28, Callable 1/5/27 @ 100(b) .................... 1,380 1,389
5.09% (H15T1Y+85bps), 11/26/28, Callable 11/26/27 @ 100(b) ................. 2,000 2,018
Macquarie Bank Ltd., 5.39%, 12/7/26(a) ...................................... 1,340 1,348
Mitsubishi UFJ Financial Group, Inc., 5.02% (H15T1Y+195bps), 7/20/28, Callable 7/20/27 @
100(b) ........................................................... 2,800 2,818
National Bank of Canada
5.60% (SOFR+104bps), 7/2/27, Callable 7/2/26 @ 100(b) ...................... 4,100 4,104
4.17% (SOFRINDX+76bps), 1/20/29, Callable 1/20/28 @ 100(b) ................ 1,820 1,812
NatWest Group PLC, 4.89% (SOFR+125bps), 3/1/28, Callable 3/1/27 @ 100(b) .......... 1,000 1,005
Nomura Holdings, Inc., 5.59%, 7/2/27 ........................................ 3,300 3,336
Royal Bank of Canada, 4.51% (SOFRINDX+72bps), 10/18/27, Callable 10/18/26 @ 100(b) . 2,800 2,802
Standard Chartered PLC, 5.69% (H15T1Y+105bps), 5/14/28, Callable 5/14/27 @ 100(a)(b) . 1,225 1,238
Sumitomo Mitsui Financial Group, Inc., 4.11%, 1/15/29 ........................... 3,420 3,388
Swedbank AB, 6.14%, 9/12/26(a) ........................................... 1,800 1,810
The Toronto-Dominion Bank
5.53%, 7/17/26 .................................................... 2,100 2,104
4.57%, 6/2/28 ..................................................... 4,000 4,012
72,948
Industrials (0.7%):
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 3,215 3,242
4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ................................ 610 611
LG Energy Solution Ltd., 5.25%, 4/2/28(a) ..................................... 3,200 3,225
7,078
Information Technology (0.8%):
NXP BV/NXP Funding LLC/NXP USA, Inc., 4.30%, 8/19/28, Callable 7/19/28 @ 100 ..... 5,050 5,030
SK hynix, Inc., 6.38%, 1/17/28(a) ........................................... 3,000 3,093
8,123
Materials (0.1%):
Anglo American Capital PLC, 4.75%, 4/10/27(a) ................................ 1,303 1,307
Sovereign Bond (0.3%):
Saudi Government International Bond, 3.63%, 3/4/28(a) ........................... 2,600 2,563
Utilities (0.1%):
Algonquin Power & Utilities Corp., 5.37%, 6/15/26(m) ............................ 500 500
Total Yankee Dollars (Cost $106,191)
a
a
a
106,456
U.S. Government Agency Mortgages (5.3%)
Federal Home Loan Mortgage Corporation
6.42% (H15T1Y+236bps), 1/1/28(b) ..................................... —(f) – (f)
6.23% (H15T1Y+225bps), 11/1/31(b) .................................... 1 1
5.00%, 3/1/44 ..................................................... 6 6
6.00%, 8/1/53 - 9/1/54 ............................................... 3,047 3,142
6.50%, 7/1/54 - 12/1/55 .............................................. 8,323 8,759
11,908
Federal National Mortgage Association
5.96% (H15T1Y+246bps), 4/1/28(b) ..................................... 1 1
6.50%, 4/1/29 - 6/1/54 ............................................... 5,704 5,947
5.50%, 1/1/30 - 10/1/54 .............................................. 3,895 3,950
7.00%, 1/1/36 ..................................................... 6 7
6.47% (RFUCCT1Y+176bps), 7/1/36(b) .................................. 5 5
4.66% (ECOFC+193bps), 12/1/36(b) ..................................... 3 3
6.00%, 4/1/38 - 10/1/54 .............................................. 4,095 4,193
3.00%, 3/1/47 ..................................................... 60 55
14,161
Federal National Mortgage Association, TBA
5.50%, 1/25/30 - 2/2/33 .............................................. 7,000 7,033
5.00%, 7/5/34 ..................................................... 5,900 5,797

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Description
Principal Amount
(000)
a
Value
(000)
3.50%, 2/6/35 ..................................................... $ 4,100 $ 3,724
3.00%, 3/31/35 .................................................... 4,300 3,755
20,309
Government National Mortgage Association
6.50%, 5/15/31 - 10/15/37 ............................................. 13 13
6.00%, 12/15/31 - 11/15/36 ............................................ 35 35
48
Government National Mortgage Association, TBA
6.50%, 11/21/28 .................................................... 2,200 2,291
6.00%, 9/9/29 ..................................................... 3,100 3,158
5,449
Total U.S. Government Agency Mortgages (Cost $51,625)
a
a
a
51,875
U.S. Treasury Obligations (2.9%)
U.S. Treasury Bonds, 6.38%, 8/15/27 ......................................... 7,000 7,201
U.S. Treasury Notes, 4.13%, 1/31/27 ......................................... 21,000 21,042
Total U.S. Treasury Obligations (Cost $28,141)
a
a
a
28,243
Commercial Paper (4.5%)
Energy (1.7%):
Canadian Natural Resources Ltd., 7.90%, 6/2/26(a)(n) ............................. 5,000 4,998
Kinder Morgan, Inc., 12.32%, 6/1/26(a)(n) ..................................... 6,000 5,998
Targa Resources Corp., 11.95%, 6/1/26(a)(n) ................................... 6,000 5,998
16,994
Health Care (0.4%):
HCA, Inc., 12.33%, 6/1/26(a)(n) ............................................ 4,000 3,999
Industrials (0.5%):
Fiserv, Inc., 11.74%, 6/1/26(a)(n) ............................................ 4,800 4,798
Real Estate (0.5%):
Realty Income Corp., 11.68%, 6/1/26(a)(n) ..................................... 4,800 4,798
Utilities (1.4%):
Duke Energy Corp., 11.26%, 6/1/26(a)(n) ...................................... 6,000 5,998
NGPL Pipeco LLC, 12.42%, 6/1/26(a)(n) ...................................... 2,650 2,649
Wisconsin Electric Power Co., 7.53%, 6/2/26(a)(n) ............................... 5,000 4,998
13,645
Total Commercial Paper (Cost $44,249)
a
a
a
44,234
Total Investments (Cost $1,006,116) — 101.6% 997,202
Liabilities in excess of other assets —  (1.6)% (15,269)
NET ASSETS - 100.00% $ 981,933
At May 31, 2026, the Fund's investments in foreign securities were 16.6% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of May 31, 2026, the fair value of these securities was
$638,070 (thousands) and amounted to 65.0% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of May 31, 2026.
(c) Currently the issuer is in default with respect to interest and/or principal payments.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at May 31, 2026.
(e) Security is interest only.
(f) Rounds to less than $1 thousand.
(g) Amount represents less than 0.05% of net assets.
(h) Security was fair valued using significant unobservable inputs as of May 31, 2026.
(i) Zero-coupon bond.
(j) Non-income producing security.

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Security Name
Acquisition Date
Cost
Value
Alturas Re, 2022-2 ..................................................
1/18/2022
—
$ 4
Integrity Re .......................................................
5/9/2022
138

Long Point Re IV ...................................................
5/13/2022
250

Thopas Re, 2020 ...................................................
12/30/2019
—
2
Thopas Re, 2021 ...................................................
1/22/2021
—
4
Thopas Re, 2022 ...................................................
2/15/2022
—
2
Total (0.0% of net assets)
$388
$340
(k) The following table details the earliest acquisition date, cost, and market value of the Fund's restricted securities due to trading restrictions at May 31, 2026
(amounts in thousands):
(l) Issued as preference shares.
(m) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(n) Rate represents the effective yield at May 31, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
BRMMUSDF
—
BlackRock Liquidity Fund Treasury Trust Fund Portfolio Fund Yield
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
ECOFC
—
Enterprise 11th District COFI Replacement Index
FHMMUSTF
—
Federated Hermes US Treasury Cash Reserves Fund Yield
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of May 31, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of May 31, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
RFUCCT1Y
—
Refinitiv USD Interbank Offered Rate Customer Cash Fallbacks Term 1 Year, rate disclosed as of May 31, 2026
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of May 31, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of May 31, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of May 31, 2026.
SOFR06M
—
6 Month SOFR, rate disclosed as of May 31, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of May 31, 2026.
STACR
—
Structured Agency Credit Risk
STRIPS
—
Separately Trading  Registered Interest and Principal Securities
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of May 31, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of May 31, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (2.20%)
Collateralized Mortgage Obligations —  (2.20%)
Federal National Mortgage Association
6.00% , 5/4/31 .................................................... $ (6,600) $ (6,728)
6.50% , 9/1/29 .................................................... (7,050) (7,328)
6.50% , 4/28/30 .................................................... (6,900) (7,156)
Total TBA Sales Commitments (Proceeds  $21,181) $(21,212)

Victory Portfolios IV
Victory Pioneer Short Term Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
May 31, 2026
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
2-Year U.S. Treasury Note Futures ....... 2,225 9/30/26 $ 459,120 $ 459,602 $ 482
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 40 9/21/26 $ 4,371 $ 4,393 $ (22)
10-Year U.S. Ultra Futures ............ 93 9/21/26 10,345 10,423 (78)
$ (100)
Total unrealized appreciation $ 482
Total unrealized depreciation (100)
Total net unrealized appreciation (depreciation) $ 382